UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Item 1.	Reports to Stockholders.

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron Opportunity Fund

Baron Fifth Avenue Growth Fund

Baron Discovery Fund

Baron Durable Advantage Fund

March 31, 2022

Baron Funds®

Baron Investment Funds Trust

Semi-Annual Financial Report

DEAR BARON INVESTMENT FUNDS SHAREHOLDER:

In this report, you will find unaudited financial statements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund (the “Funds”) for the six months ended March 31, 2022. The U.S. Securities and Exchange Commission (the “SEC”) requires mutual funds to furnish these statements semi-annually to their shareholders. We hope you find these statements informative and useful.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer May 27, 2022	Linda S. Martinson Chairman, President and Chief Operating Officer May 27, 2022	Peggy Wong Treasurer and Chief Financial Officer May 27, 2022

This Semi-Annual Financial Report is for the Baron Investment Funds Trust, which currently has seven series: Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund. If you are interested in Baron Select Funds, which contains the Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron WealthBuilder Fund, Baron Health Care Fund, Baron FinTech Fund, Baron New Asia Fund, and Baron Technology Fund series, please visit the Funds’ website at www.BaronFunds.com or contact us at 1-800-99BARON.

The Funds’ Proxy Voting Policy is available without charge and can be found on the Funds’ website at www.BaronFunds.com, by clicking on the “Regulatory Documents” link at the bottom left corner of the homepage or by calling 1-800-99BARON and on the SEC’s website at www.sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. Schedules of portfolio holdings current to the most recent quarter are also available on the Funds’ website.

Some of the comments contained in this report are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “expect,” “should,” “could,” “believe,” “plan” and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of BAMCO, Inc. (“BAMCO” or the “Adviser”) only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time without notice based on market and other conditions.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to www.BaronFunds.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds, unless accompanied or preceded by the Funds’ current prospectus or summary prospectus.

Baron Asset Fund (Unaudited)	March 31, 2022

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON ASSET FUND† (RETAIL SHARES)

IN RELATION TO THE RUSSELL MIDCAP GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2022
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (June 12, 1987)
Baron Asset Fund — Retail Shares[1,2]	(10.32)%	(1.59)%	13.96%	15.31%	13.83%	11.81%
Baron Asset Fund — Institutional Shares[1,2,4]	(10.21)%	(1.34)%	14.26%	15.60%	14.14%	11.92%
Baron Asset Fund — R6 Shares[1,2,4]	(10.21)%	(1.34)%	14.26%	15.60%	14.13%	11.92%
Russell Midcap Growth Index[1]	(10.09)%	(0.89)%	14.81%	15.10%	13.52%	10.57%	[3]
S&P 500 Index[1]	5.92%	15.65%	18.92%	15.99%	14.64%	10.48%

*	Not Annualized

†

The Fund’s 1-year historical performance was impacted by gains from IPOs, and there is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs will be the same in the future.

[1]

The Russell MidcapTM Growth Index measures the performance of medium-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]	For the period June 30, 1987 to March 31, 2022.

[4]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2022 (Unaudited)	Baron Asset Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2022

Percent of Net Assets
Gartner, Inc.	8.0%
IDEXX Laboratories, Inc.	6.8%
Mettler-Toledo International, Inc.	5.0%
Verisk Analytics, Inc.	3.8%
ANSYS, Inc.	3.4%
Bio-Techne Corporation	3.2%
West Pharmaceutical Services, Inc.	3.1%
CoStar Group, Inc.	3.0%
FactSet Research Systems, Inc.	3.0%
Vail Resorts, Inc.	2.9%

42.2%

SECTOR BREAKDOWN AS OF MARCH 31, 2022†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six months ended March 31, 2022, Baron Asset Fund1 declined 10.32%, while the Russell Midcap Growth Index fell 10.09% and the S&P 500 Index increased 5.92%.

Baron Asset Fund invests primarily in medium-sized growth companies for the long term, using a value-oriented purchase discipline. The Fund purchases companies that we believe have sustainable competitive advantages, strong financial characteristics, and exceptional management; and operate in industries with favorable growth characteristics.

The market continued its rally through mid-November 2021, when rapidly increasing inflation, rising rates, the regulatory crackdown in China, and the geopolitical crisis culminating with Russia’s invasion of Ukraine led to a dramatic shift in investors’ risk tolerance and time horizons. Inflation accelerated to 40-year highs, caused largely by an imbalance of supply and demand. Prior expansionary fiscal and monetary policies and pent-up post-COVID spending desires caused demand to surge against supply constrained by supply-chain issues, tight labor markets, and shortages of housing and goods. Russia’s late-February 2022 invasion of Ukraine caused a spike in energy, commodity, and food prices. The Federal Reserve shifted to a more aggressive stance, signaling multiple rate hikes to come. A wave of COVID spurred China to renew lockdown measures. All these factors led to a highly uncertain setting fraught with hard-to-measure risks, and investors rushed to the safety of defensive asset classes, sectors, and styles.

Financials holding contributed slightly. Information Technology, Health Care, and Consumer Discretionary investments detracted the most.

Specialty insurer Arch Capital Group, Ltd. was the top contributor on robust earnings and growth in book value per share. Pricing trends remain favorable in the property & casualty insurance market, and margins for the mortgage insurance business improved substantially as delinquencies decline. We continue to own the stock due to Arch’s strong management team and our expectation of solid growth in earnings and book value.

Ceridian HCM Holding, Inc. was the top detractor. Shares of this payroll software vendor fell as valuations for high-growth technology stocks compressed. We retain conviction. Growth in Ceridian’s flagship Dayforce platform is reaccelerating, helped by share gains, a move up-market, and the employment recovery. We expect Ceridian’s growth to be amplified by its Wallet suite, which allows all employees to request and receive wages as they are earned at no cost.

The economic and investment outlook remains uncertain. Headwinds, including supply-chain disruptions, workforce shortages, rising interest rates, and inflation, seem less likely to resolve quickly. The Federal Reserve has embarked on a less accommodating monetary policy. While this is unnerving, and causing the market to trade down, there is a lot that is still not certain. Against this, we believe that, for the most part, our holdings will weather any potentially challenging conditions well.

We continue to adhere to our longstanding investment methodology while working hard to identify beneficiaries of secular trends in technology and consumer preferences, many of which have been accelerated by the pandemic. We remain optimistic this approach will generate strong performance regardless of the economic climate.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Growth Fund (Unaudited)	March 31, 2022

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON GROWTH FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2022
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (December 31, 1994)
Baron Growth Fund — Retail Shares[1,2]	(7.77)%	2.90%	16.66%	16.63%	14.06%	13.50%
Baron Growth Fund — Institutional Shares[1,2,3]	(7.65)%	3.17%	16.96%	16.93%	14.35%	13.64%
Baron Growth Fund — R6 Shares[1,2,3]	(7.66)%	3.16%	16.96%	16.93%	14.35%	13.64%
Russell 2000 Growth Index[1]	(12.62)%	(14.33)%	9.88%	10.33%	11.21%	8.19%
S&P 500 Index[1]	5.92%	15.65%	18.92%	15.99%	14.64%	10.85%

*	Not Annualized.

[1]

The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2022 (Unaudited)	Baron Growth Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2022

Percent of Total Investments
MSCI, Inc.	9.9%
FactSet Research Systems, Inc.	6.3%
Vail Resorts, Inc.	6.3%
Gartner, Inc.	5.6%
Arch Capital Group Ltd.	5.4%
Choice Hotels International, Inc.	5.2%
IDEXX Laboratories, Inc.	4.3%
Bio-Techne Corporation	4.3%
CoStar Group, Inc.	4.3%
ANSYS, Inc.	4.1%

55.7%

SECTOR BREAKDOWN AS OF MARCH 31, 2022†

(as a percentage of total investments)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six months ended March 31, 2022, Baron Growth Fund1 declined 7.77%, while the Russell 2000 Growth Index fell 12.62% and the S&P 500 Index increased 5.92%.

Baron Growth Fund invests primarily in small-sized U.S. growth companies for the long term. Through independent research, we utilize an investment approach that we believe allows us to look at a business’s fundamental characteristics and beyond the current market environment. We invest based on the potential profitability of a business at what we believe are attractive valuations.

The market continued its rally through mid-November 2021, when rapidly increasing inflation, rising rates, the regulatory crackdown in China, and the geopolitical crisis culminating with Russia’s invasion of Ukraine led to a dramatic shift in investors’ risk tolerance and time horizons. Inflation accelerated to 40-year highs, caused largely by an imbalance of supply and demand. Prior expansionary fiscal and monetary policies and pent-up post-COVID spending desires caused demand to surge against supply constrained by supply-chain issues, tight labor markets, and shortages of housing and goods. Russia’s late-February 2022 invasion of Ukraine caused a spike in energy, commodity, and food prices. The Federal Reserve shifted to a more aggressive stance, signaling multiple rate hikes to come. A wave of COVID spurred China to renew lockdown measures. All these factors led to a highly uncertain setting fraught with hard-to-measure risks, and investors rushed to the safety of defensive asset classes, sectors, and styles.

Real Estate holdings contributed slightly. Consumer Discretionary, Industrials, and Health Care detracted the most.

Specialty insurer Arch Capital Group, Ltd. was the top contributor on robust earnings and growth in book value per share. Pricing trends remain favorable in the property & casualty insurance market, and margins for the mortgage insurance business improved substantially as delinquencies decline. We continue to own the stock due to Arch’s strong management team and our expectation of solid growth in earnings and book value.

MSCI, Inc. was the top detractor. Shares of this leading provider of investment decision support tools fell in concert with the broader market rotation out of high-growth technology-related stocks. We retain long-term conviction as MSCI owns strong, “all weather” franchises and is positioned to benefit from numerous secular tailwinds in the investment community.

The economic and investment outlook remains uncertain. Headwinds, including supply-chain disruptions, workforce shortages, rising interest rates, and inflation, seem less likely to resolve quickly. The Federal Reserve has embarked on a less accommodating monetary policy. While this is unnerving, and causing the market to trade down, there is a lot that is still not certain. Against this, we believe that, for the most part, our holdings will weather any potentially challenging conditions well.

We continue to adhere to our longstanding investment methodology while working hard to identify beneficiaries of secular trends in consumer preferences and technology, many of which have been positively impacted by the pandemic. We remain optimistic that this approach will generate strong performance for our portfolio, regardless of the economic climate.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Small Cap Fund (Unaudited)	March 31, 2022

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON SMALL CAP FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2022
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (September 30, 1997)
Baron Small Cap Fund — Retail Shares[1,2]	(11.83)%	(5.11)%	14.30%	14.81%	12.63%	10.62%
Baron Small Cap Fund — Institutional Shares[1,2,3]	(11.73)%	(4.87)%	14.59%	15.10%	12.92%	10.76%
Baron Small Cap Fund — R6 Shares[1,2,3]	(11.71)%	(4.87)%	14.59%	15.10%	12.92%	10.76%
Russell 2000 Growth Index[1]	(12.62)%	(14.33)%	9.88%	10.33%	11.21%	6.57%
S&P 500 Index[1]	5.92%	15.65%	18.92%	15.99%	14.64%	8.60%

*	Not Annualized.

[1]

The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2022 (Unaudited)	Baron Small Cap Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2022

Percent of Net Assets
Gartner, Inc.	5.7%
ASGN Incorporated	3.9%
ICON Plc	3.7%
Aspen Technology, Inc.	2.9%
SiteOne Landscape Supply, Inc.	2.6%
Installed Building Products, Inc.	2.5%
Guidewire Software, Inc.	2.5%
Kinsale Capital Group, Inc.	2.5%
Red Rock Resorts, Inc.	2.4%
Floor & Decor Holdings, Inc.	2.2%

30.9%

SECTOR BREAKDOWN AS OF MARCH 31, 2022†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six months ended March 31, 2022, Baron Small Cap Fund1 declined 11.83%, while the Russell 2000 Growth Index fell 12.62% and the S&P 500 Index increased 5.92%.

Baron Small Cap Fund invests primarily in small-cap growth companies for the long term. The Fund invests in what we believe are well-run small-cap growth businesses that can be purchased at prices that represent a significant discount to our assessment of future value.

The market continued its rally through mid-November 2021, when rapidly increasing inflation, rising rates, the regulatory crackdown in China, and the geopolitical crisis culminating with Russia’s invasion of Ukraine led to a dramatic shift in investors’ risk tolerance and time horizons. Inflation accelerated to 40-year highs, caused largely by an imbalance of supply and demand. Prior expansionary fiscal and monetary policies and pent-up post-COVID spending desires caused demand to surge against supply constrained by supply-chain issues, tight labor markets, and shortages of housing and goods. Russia’s late-February 2022 invasion of Ukraine caused a spike in energy, commodity, and food prices. The Federal Reserve shifted to a more aggressive stance, signaling multiple rate hikes to come. A wave of COVID spurred China to renew lockdown measures. All these factors led to a highly uncertain setting fraught with hard-to-measure risks, and investors rushed to the safety of defensive asset classes, sectors, and styles.

Communication Services holdings contributed slightly. Information Technology, Industrials, and Consumer Discretionary holdings detracted the most.

Process automation software company Aspen Technology, Inc. was the top contributor after it announced a transformative deal with industrial equipment manufacturer Emerson. We expect management to improve the growth, profitability, and cash flow of the acquired businesses by converting them to recurring revenue models while leveraging Emerson’s vast sales force to boost growth.

Vertiv Holdings, LLC was the top detractor. Shares of this provider of digital infrastructure and continuity solutions fell on disappointing earnings and 2022 guidance. A misstep involving insufficient price increases in the inflationary environment pressured profitability. The company has rectified the mistake and is on track to reach its original target margins by the second half of the year.

The economic and investment outlook remains uncertain. Headwinds, including supply-chain disruptions, workforce shortages, rising interest rates, and inflation, seem less likely to resolve quickly. The Federal Reserve has embarked on a less accommodating monetary policy. While this is unnerving, and causing the market to trade down, there is a lot that is still not certain. Against this, we believe that, for the most part, our holdings will weather any potentially challenging conditions well.

Even when the macroeconomic picture gets confusing, we stay focused on the actual performance of our holdings. We think our companies can handle near-term cost pressures and profits will revert to uptrends. None of the current macro uncertainty should obscure the fact that we are in an era of great opportunity, and we believe our companies will thrive and grow their value.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Opportunity Fund (Unaudited)	March 31, 2022

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON OPPORTUNITY FUND† (RETAIL SHARES)

IN RELATION TO THE RUSSELL 3000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2022
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (February 29, 2000)
Baron Opportunity Fund — Retail Shares[1,2]	(13.48)%	(6.77)%	27.06%	26.86%	16.95%	9.63%
Baron Opportunity Fund — Institutional Shares[1,2,3]	(13.37)%	(6.52)%	27.39%	27.19%	17.26%	9.80%
Baron Opportunity Fund — R6 Shares[1,2,3]	(13.35)%	(6.51)%	27.40%	27.20%	17.27%	9.80%
Russell 3000 Growth Index[1]	0.63%	12.86%	22.68%	20.16%	16.64%	6.82%
S&P 500 Index[1]	5.92%	15.65%	18.92%	15.99%	14.64%	7.62%

*	Not Annualized.

†

The Fund’s 1-, 3-, 5-, and 10-year historical performance was impacted by gains from IPOs, and there is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs will be the same in the future.

[1]

The Russell 3000® Growth Index measures the performance of those companies classified as growth among the largest 3,000 U.S. companies, and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2032, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2022 (Unaudited)	Baron Opportunity Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2022

Percent of Net Assets
Microsoft Corporation	11.9%
Alphabet Inc.	8.5%
Amazon.com, Inc.	6.3%
Tesla, Inc.	4.5%
NVIDIA Corporation	4.2%
Rivian Automotive, Inc.	3.8%
ZoomInfo Technologies Inc.	3.7%
Gartner, Inc.	2.9%
argenx SE	2.7%
Visa, Inc.	2.5%

51.0%

SECTOR BREAKDOWN AS OF MARCH 31, 2022†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six months ended March 31, 2022, Baron Opportunity Fund1 declined 13.48%, while the Russell 3000 Growth Index increased 0.63% and the S&P 500 Index increased 5.92%.

Baron Opportunity Fund invests primarily in U.S. growth companies that we believe are driving or benefiting from innovation through development of pioneering, transformative, or technologically advanced products and services. The Fund invests in high-growth businesses of any market capitalization, selected for their capital appreciation potential.

The market continued its rally through mid-November 2021, when rapidly increasing inflation, rising rates, the regulatory crackdown in China, and the geopolitical crisis culminating with Russia’s invasion of Ukraine led to a dramatic shift in investors’ risk tolerance and time horizons. Inflation accelerated to 40-year highs, caused largely by an imbalance of supply and demand. Prior expansionary fiscal and monetary policies and pent-up post-COVID spending desires caused demand to surge against supply constrained by supply-chain issues, tight labor markets, and shortages of housing and goods. Russia’s late-February 2022 invasion of Ukraine caused a spike in energy, commodity, and food prices. The Federal Reserve shifted to a more aggressive stance, signaling multiple rate hikes to come. A wave of COVID spurred China to renew lockdown measures. All these factors led to a highly uncertain setting fraught with hard-to-measure risks, and investors rushed to the safety of defensive asset classes, sectors, and styles.

No sector contributed. Information Technology, Health Care, and Consumer Discretionary holdings detracted the most.

Tesla, Inc. contributed the most. Shares of this electric vehicle company increased on continued strong growth and record profitability. Robust demand and operational optimization allowed Tesla to offset inflationary pressure, and vertical integration enabled flexibility around supply bottlenecks.

Rivian Automotive, Inc. detracted the most. Shares of this electric vehicle company fell as industry-wide supply-chain issues resulted in a slowed production ramp. In addition, Rivian launched a poorly communicated price increase plan that met with significant customer dissatisfaction. We expect management’s vision, product position, and liquidity to help overcome current challenges.

This continues to be a time of significant unknowns. However, we don’t have to answer the unanswerable to deliver strong investment returns. Rather, we are focusing our research, analysis, and investment decisions, as we always do, on what we can know and what matters: identifying the durable secular growth trends we believe will drive long-term economic growth and the companies with competitive advantages, profitable business models, and long-term-oriented managers driving or riding these trends. We establish and monitor short- and long-term price targets for holdings and target companies using projections of revenues, earnings, and free cash flow and appropriate multiples, and we buy or add to our shares at prices where we believe we can deliver substantial returns.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Fifth Avenue Growth Fund (Unaudited)	March 31, 2022

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON FIFTH AVENUE GROWTH FUND†

(RETAIL SHARES) IN RELATION TO THE RUSSELL 1000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2022
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (April 30, 2004)
Baron Fifth Avenue Growth Fund — Retail Shares[1,2]	(20.56)%	(10.97)%	14.15%	16.86%	14.18%	10.01%
Baron Fifth Avenue Growth Fund — Institutional Shares[1,2,3]	(20.46)%	(10.75)%	14.43%	17.15%	14.48%	10.21%
Baron Fifth Avenue Growth Fund — R6 Shares[1,2,3]	(20.45)%	(10.73)%	14.44%	17.15%	14.48%	10.21%
Russell 1000 Growth Index[1]	1.54%	14.98%	23.60%	20.88%	17.04%	12.04%
S&P 500 Index[1]	5.92%	15.65%	18.92%	15.99%	14.64%	10.38%

*	Not Annualized.

†

The Fund’s 1- and 3-year historical performance was impacted by gains from IPOs, and there is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs will be the same in the future.

[1]

The Russell 1000® Growth Index measures the performance of large-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2032, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2022 (Unaudited)	Baron Fifth Avenue Growth Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2022

Percent of Net Assets
Amazon.com, Inc.	9.2%
Alphabet Inc.	8.0%
NVIDIA Corporation	5.9%
ServiceNow, Inc.	5.5%
Mastercard Incorporated	5.3%
CrowdStrike, Inc.	4.5%
Rivian Automotive, Inc.	4.5%
Snowflake Inc.	4.1%
Shopify Inc.	4.0%
Tesla, Inc.	4.0%

55.0%

SECTOR BREAKDOWN AS OF MARCH 31, 2022†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six months ended March 31, 2022, Baron Fifth Avenue Growth Fund1 declined 20.56%, while the Russell 1000 Growth Index increased 1.54% and the S&P 500 Index increased 5.92%.

Baron Fifth Avenue Growth Fund focuses on identifying and investing in what we believe are unique companies with sustainable competitive advantages and the ability to redeploy capital at high rates of return. The portfolio is constructed on a bottom-up basis, with the quality of ideas and conviction level the most important determinants of the size of each investment.

We expect our highest conviction businesses to have meaningful weight in the portfolio. Sector weightings are incidental to portfolio construction, and sector exposure is a result of stock selection.

The market continued its rally through mid-November 2021, when rapidly increasing inflation, rising rates, the regulatory crackdown in China, and the geopolitical crisis culminating with Russia’s invasion of Ukraine led to a dramatic shift in investors’ risk tolerance and time horizons. Inflation accelerated to 40-year highs, caused largely by an imbalance of supply and demand. Prior expansionary fiscal and monetary policies and pent-up post-COVID spending desires caused demand to surge against supply constrained by supply-chain issues, tight labor markets, and shortages of housing and goods. Russia’s late-February 2022 invasion of Ukraine caused a spike in energy, commodity, and food prices. The Federal Reserve shifted to a more aggressive stance, signaling multiple rate hikes to come. A wave of COVID spurred China to renew lockdown measures. All these factors led to a highly uncertain setting fraught with hard-to-measure risks, and investors rushed to the safety of defensive asset classes, sectors, and styles.

Real Estate holdings contributed slightly. Information Technology, Consumer Discretionary, and Health Care holdings detracted the most.

Tesla, Inc. was the top contributor. Shares of this electric vehicle company increased on continued strong growth and record profitability. Robust demand and operational optimization allowed Tesla to offset inflationary pressure, and vertical integration enabled flexibility around supply bottlenecks.

Rivian Automotive, Inc. detracted the most. Shares of this electric vehicle company fell as industry-wide supply-chain issues resulted in a slowed production ramp. In addition, Rivian launched a poorly communicated price increase plan that met with significant customer dissatisfaction. We expect management’s vision, product position, and liquidity to help overcome current challenges.

The economic and investment outlook remains uncertain. Headwinds, including supply-chain disruptions, workforce shortages, rising interest rates, and inflation, seem less likely to resolve quickly. The Federal Reserve has embarked on a less accommodating monetary policy. While this is unnerving, and causing the market to trade down, there is a lot that is still not certain. Against this, we believe that, for the most part, our holdings will weather any potentially challenging conditions well.

Our goal remains to maximize long-term returns without taking significant risks of a permanent loss of capital. We are optimistic about the prospects of our investments and continue searching for new ideas while remaining patient and investing only when we believe companies are trading significantly below their intrinsic values.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Discovery Fund (Unaudited)	March 31, 2022

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON DISCOVERY FUND† (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2022
	Six Months*	One Year	Three Years	Five Years	Since Inception (September 30, 2013)
Baron Discovery Fund — Retail Shares[1,2]	(19.05)%	(18.55)%	15.30%	17.45%	15.56%
Baron Discovery Fund — Institutional Shares[1,2]	(18.94)%	(18.31)%	15.62%	17.76%	15.86%
Baron Discovery Fund — R6 Shares[1,2,3]	(18.94)%	(18.33)%	15.62%	17.76%	15.86%
Russell 2000 Growth Index[1]	(12.62)%	(14.33)%	9.88%	10.33%	9.48%
S&P 500 Index[1]	5.92%	15.65%	18.92%	15.99%	14.56%

*	Not Annualized.

†

The Fund’s 3- and 5-year historical performance was impacted by gains from IPOs, and there is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs will be the same in the future.

[1]

The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2032, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]	Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

March 31, 2022 (Unaudited)	Baron Discovery Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2022

Percent of Net Assets
Mercury Systems, Inc.	3.8%
Kinsale Capital Group, Inc.	3.7%
Rexford Industrial Realty, Inc.	3.1%
Boyd Gaming Corporation	2.8%
Progyny, Inc.	2.7%
Axonics, Inc.	2.6%
Endava plc	2.6%
Clearwater Analytics Holdings, Inc.	2.4%
Advanced Energy Industries, Inc.	2.4%
SailPoint Technologies Holdings, Inc.	2.3%

28.4%

SECTOR BREAKDOWN AS OF MARCH 31, 2022†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six months ended March 31, 2022, Baron Discovery Fund1 declined 19.05%, while the Russell 2000 Growth Index fell 12.62% and the S&P 500 Index increased 5.92%.

Baron Discovery Fund invests primarily in small-sized U.S. companies which at time of purchase have market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at June 30, or companies with market capitalizations up to $2.5 billion, whichever is larger.

The market continued its rally through mid-November 2021, when rapidly increasing inflation, rising rates, the regulatory crackdown in China, and the geopolitical crisis culminating with Russia’s invasion of Ukraine led to a dramatic shift in investors’ risk tolerance and time horizons. Inflation accelerated to 40-year highs, caused largely by an imbalance of supply and demand. Prior expansionary fiscal and monetary policies and pent-up post-COVID spending desires caused demand to surge against supply constrained by supply-chain issues, tight labor markets, and shortages of housing and goods. Russia’s late-February 2022 invasion of Ukraine caused a spike in energy, commodity, and food prices. The Federal Reserve shifted to a more aggressive stance, signaling multiple rate hikes to come. A wave of COVID spurred China to renew lockdown measures. All these factors led to a highly uncertain setting fraught with hard-to-measure risks, and investors rushed to the safety of defensive asset classes, sectors, and styles.

Financials and Real Estate holdings contributed. Information Technology, Health Care, and Communication Services holdings detracted the most.

Specialty insurer Kinsale Capital Group, Inc. contributed the most on strong financial results. Market conditions remained favorable with rate increases well above loss cost trends, leading to better margins and favorable reserve development. We believe Kinsale is well managed and has a long runway for growth in an attractive segment of the insurance market.

S4 Capital plc detracted the most. Shares of this global marketing services business were down on broader concerns about a weakening advertising environment. The company’s auditor, PwC, said it could not complete the work needed for S4 to release 2021 results. We believe the delay will not be material to S4’s long-term growth opportunities.

The economic and investment outlook remains uncertain. Headwinds, including supply-chain disruptions, workforce shortages, rising interest rates, and inflation, seem less likely to resolve quickly. The Federal Reserve has embarked on a less accommodating monetary policy. While this is unnerving, and causing the market to trade down, there is a lot that is still not certain. Against this, we believe that, for the most part, our holdings will weather any potentially challenging conditions well.

Over the longer term, we remain encouraged by the prospects for our investments. We try not to be sidetracked by the macro “noise” and instead focus our energies on managing our existing investments and finding new ones. We continue to find high-quality, fast-growing small companies with significant stock appreciation potential.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Durable Advantage Fund (Unaudited)	March 31, 2022

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON DURABLE ADVANTAGE FUND

(RETAIL SHARES) IN RELATION TO THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2022
	Six Months*	One Year	Three Years	Since Inception (December 29, 2017)
Baron Durable Advantage Fund — Retail Shares[1,2]	(0.46)%	14.81%	20.29%	15.55%
Baron Durable Advantage Fund — Institutional Shares[1,2]	(0.35)%	15.07%	20.57%	15.81%
Baron Durable Advantage Fund — R6 Shares[1,2]	(0.35)%	15.07%	20.57%	15.81%
S&P 500 Index[1]	5.92%	15.65%	18.92%	15.25%

*	Not Annualized.

[1]

The S&P 500 Index measures the performance of 500 widely held large cap U.S. companies. The index and the Fund are with dividends reinvested, which positively impact the performance results. The index is unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2032, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

March 31, 2022 (Unaudited)	Baron Durable Advantage Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2022

Percent of Net Assets
Microsoft Corporation	9.3%
Alphabet Inc.	8.6%
Arch Capital Group Ltd.	5.2%
S&P Global Inc.	5.1%
UnitedHealth Group Incorporated	4.9%
Mastercard Incorporated	4.7%
Accenture plc	4.5%
Thermo Fisher Scientific Inc.	4.0%
Danaher Corporation	3.9%
Visa, Inc.	3.8%

54.0%

SECTOR BREAKDOWN AS OF MARCH 31, 2022†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six months ended March 31, 2022, Baron Durable Advantage Fund1 declined 0.46%, while the S&P 500 Index increased 5.92%.

Baron Durable Advantage Fund invests mainly in large-sized U.S. companies with competitive advantages and market capitalizations no smaller than the top 90th percentile by market capitalization of the S&P 500 Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller. The Fund emphasizes businesses with excess free cash flow that can be returned to shareholders.

The market continued its rally through mid-November 2021, when rapidly increasing inflation, rising rates, the regulatory crackdown in China, and the geopolitical crisis culminating with Russia’s invasion of Ukraine led to a dramatic shift in investors’ risk tolerance and time horizons. Inflation accelerated to 40-year highs, caused largely by an imbalance of supply and demand. Prior expansionary fiscal and monetary policies and pent-up post-COVID spending desires caused demand to surge against supply constrained by supply-chain issues, tight labor markets, and shortages of housing and goods. Russia’s late-February 2022 invasion of Ukraine caused a spike in energy, commodity, and food prices. The Federal Reserve shifted to a more aggressive stance, signaling multiple rate hikes to come. All these factors led to a highly uncertain setting fraught with hard-to-measure risks, and investors rushed to the safety of defensive asset classes, sectors, and styles.

Financials, Consumer Staples, and Information Technology holdings contributed the most. Communication Services, Materials, and Industrials holdings detracted.

UnitedHealth Group Incorporated was the top contributor. Shares of this leading health insurer increased on robust earnings and guidance. We believe UnitedHealth leads the industry in innovation and execution, as evidenced by its Medicare Advantage share gains, cost controls, and leadership in the shift to value-based care.

Meta Platforms, Inc. was the top detractor. Shares of the owner of Facebook, Instagram, and WhatsApp fell on Apple’s new privacy changes that make it more difficult to measure advertising effectiveness. Management estimated a $10 billion revenue impact for the year. We are evaluating Facebook’s ability to hold its leadership in mobile and provide targeted advertising at scale.

The economic and investment outlook remains uncertain. Headwinds, including supply-chain disruptions, workforce shortages, rising interest rates, and inflation, seem less likely to resolve quickly. The Federal Reserve has embarked on a less accommodating monetary policy. While unnerving, and causing the market to trade down, there is much that is still not certain. Against this, we believe that, for the most part, our holdings will weather any potentially challenging conditions well.

We believe investing in great businesses at attractive valuations will enable us to earn excess risk-adjusted returns over the long term. We look for companies with strong and durable competitive advantages, track records of successful capital allocation, high returns on invested capital, and high free cash flow generation, a significant portion of which is returned to shareholders as dividends or share repurchases. We are optimistic about the prospects of the companies we own while continuing to search for new ideas.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Asset Fund	March 31, 2022

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2022

Shares		Cost	Value
Common Stocks (97.32%)
Communication Services (3.09%)
	Cable & Satellite (0.59%)
235,000	Liberty Broadband Corporation, Cl C1	$16,481,956	$31,800,200

	Interactive Media & Services (2.50%)
1,127,141	Tripadvisor, Inc.[1]	38,751,807	30,568,064
1,735,709	ZoomInfo Technologies Inc., Cl A1	43,840,818	103,691,256

		82,592,625	134,259,320

Total Communication Services		99,074,581	166,059,520

Consumer Discretionary (6.19%)
	Automobile Manufacturers (0.40%)
425,305	Rivian Automotive, Inc., Cl A1	33,173,790	21,367,323

	Education Services (0.37%)
150,000	Bright Horizons Family Solutions, Inc.[1]	16,921,054	19,903,500

	Hotels, Resorts & Cruise Lines (2.41%)
546,442	Choice Hotels International, Inc.	5,198,084	77,463,618
543,233	Hyatt Hotels Corp., Cl A1	16,817,762	51,851,590

		22,015,846	129,315,208

	Leisure Facilities (2.92%)
603,538	Vail Resorts, Inc.	11,683,688	157,082,835

	Specialty Stores (0.09%)
150,000	Warby Parker, Inc., Cl A1	4,661,403	5,071,500

Total Consumer Discretionary		88,455,781	332,740,366

Financials (12.30%)
	Asset Management & Custody Banks (0.67%)
237,514	T. Rowe Price Group, Inc.	5,729,987	35,909,742

	Financial Exchanges & Data (5.44%)
370,725	FactSet Research Systems, Inc.	19,898,420	160,950,259
257,267	MarketAxess Holdings, Inc.	31,487,484	87,522,233
30,000	MSCI, Inc.	7,783,774	15,086,400
326,189	Tradeweb Markets, Inc., Cl A	11,978,713	28,662,228

		71,148,391	292,221,120

	Insurance Brokers (0.70%)
158,421	Willis Towers Watson plc[2]	19,439,430	37,422,209

	Investment Banking & Brokerage (2.86%)
1,825,936	The Charles Schwab Corp.	1,609,715	153,944,664

	Property & Casualty Insurance (1.98%)
2,203,444	Arch Capital Group Ltd.[1,2]	7,933,936	106,690,758

	Regional Banks (0.65%)
216,421	First Republic Bank	5,518,736	35,081,844

Total Financials		111,380,195	661,270,337

Shares		Cost	Value
Common Stocks (continued)
Health Care (26.77%)
	Biotechnology (0.34%)
58,366	argenx SE, ADR[1,2]	$18,854,201	$18,403,383

	Health Care Equipment (9.91%)
173,000	DexCom, Inc.[1]	55,276,880	88,506,800
673,630	IDEXX Laboratories, Inc.[1]	12,186,829	368,516,028
213,644	Teleflex, Inc.	47,613,406	75,807,300

		115,077,115	532,830,128

	Health Care Supplies (1.67%)
215,418	The Cooper Companies, Inc.	36,713,299	89,956,403

	Health Care Technology (1.82%)
459,386	Veeva Systems, Inc., Cl A1	27,115,596	97,601,150

	Life Sciences Tools & Services (13.03%)
399,986	Bio-Techne Corporation	39,595,545	173,209,937
314,000	Guardant Health, Inc.[1,4]	27,540,662	20,799,360
212,552	Illumina, Inc.[1]	9,061,707	74,265,669
194,117	Mettler-Toledo International, Inc.[1]	11,674,111	266,559,523
404,404	West Pharmaceutical Services, Inc.	17,498,069	166,092,767

		105,370,094	700,927,256

Total Health Care		303,130,305	1,439,718,320

Industrials (14.62%)
	Environmental & Facilities Services (1.07%)
1,643,418	Rollins, Inc.	24,597,482	57,601,801

	Industrial Conglomerates (2.26%)
257,192	Roper Technologies, Inc.	26,184,327	121,453,778

	Industrial Machinery (1.22%)
340,760	IDEX Corporation	24,525,881	65,333,915

	Research & Consulting Services (10.07%)
1,480,474	Clarivate Plc[1,2]	23,687,584	24,812,744
2,439,930	CoStar Group, Inc.[1]	59,005,227	162,523,737
1,453,500	TransUnion	78,426,049	150,204,690
951,206	Verisk Analytics, Inc.	23,582,787	204,157,344

		184,701,647	541,698,515

Total Industrials		260,009,337	786,088,009

Information Technology (29.45%)
	Application Software (14.00%)
571,856	ANSYS, Inc.[1]	20,310,482	181,650,058
395,300	Aspen Technology, Inc.[1]	40,628,908	65,370,761
400,000	Avalara, Inc.[1]	57,489,016	39,804,000
1,636,093	Ceridian HCM Holding, Inc.[1]	64,026,866	111,843,317
924,656	Clearwater Analytics Holdings, Inc., Cl A1	20,534,625	19,417,776
150,000	Fair Isaac Corp.[1]	63,616,939	69,969,000
1,421,809	Guidewire Software, Inc.[1]	77,473,157	134,531,568
65,861	HubSpot, Inc.[1]	39,133,172	31,280,023
771,076	SS&C Technologies Holdings, Inc.	20,933,204	57,846,122
594,000	The Trade Desk, Inc., Cl A1	11,554,017	41,134,500

		415,700,386	752,847,125

16	See Notes to Financial Statements.

March 31, 2022	Baron Asset Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2022

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)

	Data Processing & Outsourced Services (1.10%)
589,217	Fidelity National Information Services, Inc.	$33,648,187	$59,169,171

	Electronic Components (1.26%)
900,000	Amphenol Corp., Cl A	42,881,684	67,815,000

	Internet Services & Infrastructure (3.16%)
592,103	Verisign, Inc.[1]	27,318,889	131,719,233
365,000	Wix.com Ltd.[1,2]	30,731,208	38,127,900

		58,050,097	169,847,133

	IT Consulting & Other Services (8.61%)
115,000	EPAM Systems, Inc.[1]	64,962,944	34,110,150
1,441,323	Gartner, Inc.[1]	31,107,253	428,735,940

		96,070,197	462,846,090

	Technology Distributors (1.32%)
397,363	CDW Corp.	26,228,965	71,084,267

Total Information Technology		672,579,516	1,583,608,786

Materials (0.21%)
	Specialty Chemicals (0.21%)
1,503,529	Diversey Holdings Ltd.[1,2]	22,552,935	11,381,715

Real Estate (4.69%)
	Real Estate Services (0.92%)
542,323	CBRE Group, Inc., Cl A1	6,067,334	49,633,401

	Specialized REITs (3.77%)
205,000	Alexandria Real Estate Equities, Inc.[4]	30,958,643	41,256,250
75,416	Equinix, Inc.	4,951,691	55,930,014
306,856	SBA Communications Corp.	7,734,438	105,589,149

		43,644,772	202,775,413

Total Real Estate		49,712,106	252,408,814

Total Common Stocks		1,606,894,756	5,233,275,867

Private Common Stocks (0.71%)
Consumer Discretionary (0.71%)
	Internet & Direct Marketing Retail (0.71%)
197,613	StubHub Holdings, Inc., Cl A1,3,4,6	50,000,041	38,285,543

Private Preferred Stocks (1.03%)
Industrials (1.03%)
	Aerospace & Defense (1.03%)
96,298	Space Exploration Technologies Corp., Cl N1,3,4,6	26,000,460	55,285,163

Principal Amount		Cost	Value
Short Term Investments (0.65%)
$35,076,597	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2022, 0.00% due 4/1/2022; Proceeds at maturity - $35,076,597; (Fully collateralized by $35,907,200 U.S. Treasury Note, 2.375% due 03/31/2029 Market value - $35,778,150)[5]	$35,076,597	$35,076,597

Total Investments (99.71%)		$1,717,971,854	5,361,923,170

Cash and Other Assets Less Liabilities (0.29%)			15,610,357

Net Assets			$5,377,533,527

Retail Shares (Equivalent to $100.34 per share based on 24,409,186 shares outstanding)			$2,449,152,376

Institutional Shares (Equivalent to $105.75 per share based on 26,052,993 shares outstanding)			$2,754,993,423

R6 Shares (Equivalent to $105.72 per share based on 1,639,993 shares outstanding)			$173,387,728

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2022, the market value of restricted and fair valued securities amounted to $93,570,706 or 1.74% of net assets. These securities are not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	17

Baron Growth Fund	March 31, 2022

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2022

Shares		Cost	Value
Common Stocks (100.01%)
Communication Services (4.11%)
	Alternative Carriers (3.88%)
7,900,000	Iridium Communications, Inc.[1,4]	$48,702,979	$318,528,000

	Movies & Entertainment (0.23%)
1,297,110	Manchester United plc, Cl A2	17,077,993	18,769,182

Total Communication Services		65,780,972	337,297,182

Consumer Discretionary (20.47%)
	Casinos & Gaming (4.27%)
440,000	Boyd Gaming Corporation	11,056,072	28,943,200
5,650,000	Penn National Gaming, Inc.[1]	70,123,607	239,673,000
1,695,000	Red Rock Resorts, Inc., Cl A	31,464,689	82,309,200

		112,644,368	350,925,400

	Education Services (2.12%)
1,310,000	Bright Horizons Family Solutions, Inc.[1]	41,415,154	173,823,900

	Hotels, Resorts & Cruise Lines (7.59%)
3,000,000	Choice Hotels International, Inc.[4]	72,782,127	425,280,000
1,255,000	Marriott Vacations Worldwide Corp.	67,098,661	197,913,500

		139,880,788	623,193,500

	Leisure Facilities (6.34%)
2,000,000	Vail Resorts, Inc.	56,102,209	520,540,000

	Restaurants (0.15%)
600,000	Krispy Kreme, Inc.	10,015,645	8,910,000
100,000	Sweetgreen, Inc., Cl A1	2,839,373	3,199,000

		12,855,018	12,109,000

Total Consumer Discretionary		362,897,537	1,680,591,800

Financials (34.49%)
	Asset Management & Custody Banks (3.12%)
1,900,000	The Carlyle Group, Inc.	38,825,707	92,929,000
1,900,000	Cohen & Steers, Inc.	41,176,154	163,191,000

		80,001,861	256,120,000

	Financial Exchanges & Data (19.50%)
1,200,000	FactSet Research Systems, Inc.	59,954,575	520,980,000
960,000	Morningstar, Inc.	19,610,765	262,243,200
1,625,000	MSCI, Inc.	30,348,303	817,180,000

		109,913,643	1,600,403,200

	Investment Banking & Brokerage (0.77%)
450,000	Houlihan Lokey, Inc.	19,625,873	39,510,000
500,000	Moelis & Co., Cl A	9,070,381	23,475,000

		28,696,254	62,985,000

	Life & Health Insurance (2.67%)
1,600,000	Primerica, Inc.	33,522,261	218,912,000

	Property & Casualty Insurance (8.17%)
9,150,000	Arch Capital Group Ltd.[1,2]	28,563,829	443,043,000
1,000,000	Kinsale Capital Group, Inc.	35,007,763	228,020,000

		63,571,592	671,063,000

	Thrifts & Mortgage Finance (0.26%)
520,000	Essent Group Ltd.[2]	14,300,210	21,429,200

Total Financials		330,005,821	2,830,912,400

Shares		Cost	Value
Common Stocks (continued)
Health Care (13.59%)
	Biotechnology (0.14%)
350,000	Denali Therapeutics, Inc.[1]	$6,236,522	$11,259,500

	Health Care Equipment (4.36%)
655,000	IDEXX Laboratories, Inc.[1]	9,242,525	358,324,300

	Health Care Supplies (0.43%)
1,147,434	Neogen Corp.[1]	13,141,410	35,386,865

	Health Care Technology (0.10%)
250,000	Schrödinger, Inc.[1]	2,785,688	8,530,000

	Life Sciences Tools & Services (8.17%)
820,000	Bio-Techne Corporation	43,273,300	355,092,800
80,000	Mettler-Toledo International, Inc.[1]	3,660,212	109,855,200
500,000	West Pharmaceutical Services, Inc.	17,009,689	205,355,000

		63,943,201	670,303,000

	Pharmaceuticals (0.39%)
598,076	Dechra Pharmaceuticals PLC (United Kingdom)[2,6]	18,422,044	31,753,082

Total Health Care		113,771,390	1,115,556,747

Industrials (6.44%)
	Building Products (1.23%)
1,550,000	Trex Company, Inc.[1]	13,965,800	101,261,500

	Environmental & Facilities Services (0.21%)
1,253,077	BrightView Holdings, Inc.[1]	15,579,166	17,054,378

	Industrial Machinery (0.68%)
4,275,000	Marel hf (Netherlands)[2,6]	18,281,670	24,925,616
239,507	Velo3D, Inc.[1]	1,943,249	2,229,810
3,303,044	Velo3D, Inc. PIPE[1,3,7]	33,030,440	28,934,665

		53,255,359	56,090,091

	Research & Consulting Services (4.32%)
5,320,000	CoStar Group, Inc.[1]	22,233,732	354,365,200

Total Industrials		105,034,057	528,771,169

Information Technology (14.38%)
	Application Software (8.40%)
725,000	Altair Engineering, Inc., Cl A1	11,330,019	46,690,000
1,075,000	ANSYS, Inc.[1]	24,674,410	341,473,750
1,025,000	Guidewire Software, Inc.[1]	31,789,104	96,985,500
1,000,000	Pegasystems, Inc.	13,997,009	80,650,000
1,650,000	SS&C Technologies Holdings, Inc.	12,506,469	123,783,000

		94,297,011	689,582,250

	Electronic Components (0.18%)
60,000	Littelfuse, Inc.	6,452,400	14,964,600

	Electronic Equipment & Instruments (0.15%)
1,500,000	Mirion Technologies, Inc.[1]	15,000,000	12,105,000

	IT Consulting & Other Services (5.65%)
1,560,000	Gartner, Inc.[1]	21,805,590	464,037,600

Total Information Technology		137,555,001	1,180,689,450

18	See Notes to Financial Statements.

March 31, 2022	Baron Growth Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2022

Shares		Cost	Value
Common Stocks (continued)
Real Estate (6.53%)
	Diversified REITs (0.09%)
200,000	American Assets Trust, Inc.	$3,437,271	$7,578,000

	Office REITs (1.51%)
3,700,000	Douglas Emmett, Inc.	39,249,426	123,654,000

	Specialized REITs (4.93%)
750,000	Alexandria Real Estate Equities, Inc.[5]	26,054,963	150,937,500
5,400,000	Gaming and Leisure Properties, Inc.	114,745,147	253,422,000

		140,800,110	404,359,500

Total Real Estate		183,486,807	535,591,500

Total Common Stocks		1,298,531,585	8,209,410,248

Private Convertible Preferred Stocks (0.48%)
Industrials (0.21%)
	Electrical Components & Equipment (0.21%)
59,407,006	Northvolt AB, Series E (Sweden)[2,3,5],7	9,374,988	17,142,426

Materials (0.27%)
	Fertilizers & Agricultural Chemicals (0.27%)
341,838	Farmers Business Network, Inc., Series F1,3,5,7	11,300,002	18,120,833
80,440	Farmers Business Network, Inc., Series G1,3,5,7	5,000,000	4,338,129

Total Materials		16,300,002	22,458,962

Total Private Convertible Preferred Stocks		25,674,990	39,601,388

Shares		Cost	Value
Warrants (0.01%)
Consumer Discretionary (0.01%)
	Hotels, Resorts & Cruise Lines (0.01%)
96,515	OneSpaWorld Holdings Ltd. Warrants, Exp 3/19/2024[1,2,5]	$0	$289,545

Total Investments (100.50%)		$1,324,206,575	8,249,301,181

Liabilities Less Cash and Other Assets (-0.50%)			(40,860,649)

Net Assets			$8,208,440,532

Retail Shares (Equivalent to $100.60 per share based on 26,454,457 shares outstanding)			$2,661,340,041

Institutional Shares (Equivalent to $105.43 per share based on 50,629,807 shares outstanding)			$5,338,023,364

R6 Shares (Equivalent to $105.44 per share based on 1,982,845 shares outstanding)			$209,077,127

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2022, the market value of restricted and fair valued securities amounted to $68,536,053 or 0.83% of net assets. These securities are not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	See Note 10 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[6]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	19

Baron Small Cap Fund	March 31, 2022

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2022

Shares		Cost	Value
Common Stocks (96.52%)
Communication Services (4.39%)
	Cable & Satellite (1.42%)
75,000	Liberty Broadband Corporation, Cl A1	$298,828	$9,829,500
200,000	Liberty Broadband Corporation, Cl C1	772,163	27,064,000
625,000	Liberty Media Corp.-Liberty SiriusXM, Cl C1	1,322,732	28,581,250

		2,393,723	65,474,750

	Movies & Entertainment (2.97%)
1,200,000	Liberty Media Corporation-Liberty Formula One, Cl C1	21,262,385	83,808,000
150,000	Madison Square Garden Entertainment Corp.[1]	2,346,185	12,496,500
225,000	Madison Square Garden Sports Corp.[1]	8,416,556	40,356,000

		32,025,126	136,660,500

Total Communication Services		34,418,849	202,135,250

Consumer Discretionary (15.63%)
	Auto Parts & Equipment (1.28%)
4,250,000	Holley, Inc.[1]	42,725,069	59,117,500

	Casinos & Gaming (3.69%)
875,000	DraftKings, Inc., Cl A1	11,187,787	17,036,250
1,025,000	Penn National Gaming, Inc.[1]	18,170,393	43,480,500
2,250,000	Red Rock Resorts, Inc., Cl A	56,514,491	109,260,000

		85,872,671	169,776,750

	Education Services (1.80%)
625,000	Bright Horizons Family Solutions, Inc.[1]	19,174,147	82,931,250

	Home Improvement Retail (2.20%)
1,250,000	Floor & Decor Holdings, Inc., Cl A1	44,151,665	101,250,000

	Homebuilding (2.52%)
1,375,000	Installed Building Products, Inc.	73,961,325	116,173,750

	Hotels, Resorts & Cruise Lines (0.17%)
1,000,000	Membership Collective Group, Inc., Cl A1	13,900,478	7,760,000

	Leisure Facilities (1.47%)
800,000	Planet Fitness, Inc., Cl A1	28,416,505	67,584,000

	Restaurants (1.54%)
1,300,000	The Cheesecake Factory, Inc.[1]	34,336,169	51,727,000
594,000	Sweetgreen, Inc., Cl A1,5	17,963,876	19,002,060

		52,300,045	70,729,060

	Specialized Consumer Services (0.96%)
1,500,000	European Wax Center, Inc., Cl A1	29,559,506	44,340,000

Total Consumer Discretionary		390,061,411	719,662,310

Consumer Staples (1.77%)
	Packaged Foods & Meats (1.04%)
3,250,000	UTZ Brands, Inc.	52,760,273	48,035,000

	Personal Products (0.73%)
2,000,000	The Beauty Health Co.[1]	37,683,293	33,760,000

Total Consumer Staples		90,443,566	81,795,000

Shares		Cost	Value
Common Stocks (continued)
Financials (5.41%)
	Insurance Brokers (1.75%)
3,000,000	BRP Group, Inc., Cl A1	$48,364,954	$80,490,000

	Investment Banking & Brokerage (1.19%)
625,000	Houlihan Lokey, Inc.	28,909,333	54,875,000

	Property & Casualty Insurance (2.47%)
500,000	Kinsale Capital Group, Inc.	72,425,817	114,010,000

Total Financials		149,700,104	249,375,000

Health Care (14.51%)
	Health Care Equipment (5.92%)
1,000,000	Axonics, Inc.[1]	35,459,918	62,600,000
300,000	CryoPort, Inc.[1]	13,683,573	10,473,000
175,000	DexCom, Inc.[1]	2,321,073	89,530,000
60,000	IDEXX Laboratories, Inc.[1]	829,217	32,823,600
300,000	Inspire Medical Systems, Inc.[1,3]	15,398,159	77,007,000

		67,691,940	272,433,600

	Health Care Supplies (0.35%)
750,000	Figs, Inc., Cl A1	19,269,865	16,140,000

	Life Sciences Tools & Services (5.36%)
250,000	Guardant Health, Inc.[1,3]	4,953,266	16,560,000
700,000	ICON plc[1,2]	38,492,341	170,254,000
2,186,090	MaxCyte, Inc.[1]	25,381,884	15,280,769
32,500	Mettler-Toledo International, Inc.[1]	1,571,421	44,628,675

		70,398,912	246,723,444

	Managed Health Care (1.73%)
800,000	HealthEquity, Inc.[1]	13,208,487	53,952,000
500,000	Progyny, Inc.[1]	21,183,189	25,700,000

		34,391,676	79,652,000

	Pharmaceuticals (1.15%)
1,000,000	Dechra Pharmaceuticals PLC (United Kingdom)[2,4]	28,027,985	53,092,051

Total Health Care		219,780,378	668,041,095

Industrials (23.83%)
	Aerospace & Defense (4.35%)
2,350,000	Kratos Defense & Security Solutions, Inc.[1]	35,335,984	48,128,000
1,100,000	Mercury Systems, Inc.[1]	32,157,703	70,895,000
125,000	TransDigm Group, Inc.[1]	0	81,442,500

		67,493,687	200,465,500

	Building Products (2.67%)
1,500,000	The AZEK Co., Inc.[1]	37,683,893	37,260,000
4,250,000	Janus International Group, Inc.[1]	42,271,540	38,250,000
725,000	Trex Company, Inc.[1]	27,101,408	47,364,250

		107,056,841	122,874,250

	Diversified Support Services (1.14%)
2,000,000	Driven Brands Holdings, Inc.[1]	49,781,951	52,560,000

	Electrical Components & Equipment (2.27%)
1,000,000	Shoals Technologies Group, Inc., Cl A1	26,144,538	17,040,000
6,250,000	Vertiv Holdings Co.	61,620,882	87,500,000

		87,765,420	104,540,000

20	See Notes to Financial Statements.

March 31, 2022	Baron Small Cap Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2022

Shares		Cost	Value
Common Stocks (continued)

Industrials (continued)

	Environmental & Facilities Services (1.37%)
450,000	Waste Connections, Inc.[2]	$19,650,000	$62,865,000

	Human Resource & Employment Services (5.22%)
1,550,000	ASGN, Inc.[1]	34,021,695	180,900,500
2,950,000	First Advantage Corp.[1]	49,805,039	59,560,500

		83,826,734	240,461,000

	Industrial Machinery (2.34%)
500,000	John Bean Technologies Corp.	42,775,111	59,235,000
250,000	RBC Bearings, Incorporated[1]	28,984,544	48,470,000

		71,759,655	107,705,000

	Research & Consulting Services (1.00%)
2,750,000	Clarivate Plc[1,2]	29,075,838	46,090,000

	Trading Companies & Distributors (3.47%)
3,241,500	Hillman Solutions Corp.[1,3]	37,070,531	38,509,020
750,000	SiteOne Landscape Supply, Inc.[1]	17,970,318	121,267,500

		55,040,849	159,776,520

Total Industrials		571,450,975	1,097,337,270

Information Technology (25.48%)
	Application Software (10.97%)
750,000	Altair Engineering, Inc., Cl A1	11,935,619	48,300,000
800,000	Aspen Technology, Inc.[1]	29,983,938	132,296,000
850,000	Ceridian HCM Holding, Inc.[1]	23,711,721	58,106,000
850,000	Clearwater Analytics Holdings, Inc., Cl A1	17,993,951	17,850,000
6,886,792	E2open Parent Holdings, Inc.[1]	70,859,467	60,672,638
1,225,000	Guidewire Software, Inc.[1]	31,269,359	115,909,500
4,000,000	SmartRent, Inc.[1,3]	44,329,709	20,240,000
750,000	The Trade Desk, Inc., Cl A1	2,662,500	51,937,500

		232,746,264	505,311,638

	Data Processing & Outsourced Services (3.50%)
750,000	Nuvei Corp., 144A (Canada) [1,2]	20,780,312	56,542,500
768,150	Paya Holdings, Inc., Cl A1	7,913,082	4,501,359
3,750,000	Repay Holdings Corporation[1]	33,928,047	55,387,500
250,000	WEX, Inc.[1]	10,329,020	44,612,500

		72,950,461	161,043,859

	Electronic Equipment & Instruments (2.01%)
1,200,000	Cognex Corp.	9,420,069	92,580,000

	Internet Services & Infrastructure (0.51%)
225,000	Wix.com Ltd.[1,2]	11,474,117	23,503,500

	IT Consulting & Other Services (8.36%)
750,000	Endava plc (United Kingdom), ADR[1,2]	23,557,249	99,772,500
875,000	Gartner, Inc.[1]	12,606,753	260,277,500
1,750,000	Grid Dynamics Holdings, Inc.[1]	17,114,054	24,640,000

		53,278,056	384,690,000

	Systems Software (0.13%)
175,000	Jamf Holding Corp.[1,3]	4,591,479	6,091,750

Total Information Technology		384,460,446	1,173,220,747

Materials (2.57%)
	Metal & Glass Containers (0.69%)
550,000	Berry Global Group, Inc.[1]	8,652,147	31,878,000

	Specialty Chemicals (1.88%)
1,800,000	Avient Corp.	57,431,587	86,400,000

Total Materials		66,083,734	118,278,000

Shares		Cost	Value
Common Stocks (continued)
Real Estate (2.93%)
	Specialized REITs (2.93%)
1,750,000	Americold Realty Trust[3]	$31,429,914	$48,790,000
250,000	SBA Communications Corp.	1,006,880	86,025,000

Total Real Estate		32,436,794	134,815,000

Total Common Stocks		1,938,836,257	4,444,659,672

Principal Amount
Short Term Investments (3.75%)
Repurchase Agreement (3.32%)
$152,961,566	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/2022, 0.00% due 4/1/2022; Proceeds at maturity - $152,961,566; (Fully collateralized by $122,315,200 U.S. Treasury Bond, 4.375% due 2/15/2038 Market value - $154,164,977) and $1,486,800 U.S. Treasury Bond, 4.25% due 5/15/2039 Market value - $1,855,828)[4]	152,961,566	152,961,566

Securities Lending Collateral (0.43%)
19,848,400	State Street Navigator Securities Lending Prime Portfolio[4,6]	19,848,400	19,848,400

Total Short Term Investments		172,809,966	172,809,966

Total Investments (100.27%)		$2,111,646,223	4,617,469,638

Liabilities Less Cash and Other Assets (-0.27%)			(12,490,277)

Net Assets			$4,604,979,361

Retail Shares (Equivalent to $31.89 per share based on 48,225,821 shares outstanding)			$1,537,850,841

Institutional Shares (Equivalent to $34.09 per share based on 82,752,906 shares outstanding)			$2,821,065,473

R6 Shares (Equivalent to $34.08 per share based on 7,220,576 shares outstanding)			$246,063,047

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[5]	The value of all securities loaned at March 31, 2022 amounted to $17,760,848 or 0.39% of net assets. See Note 2d regarding Securities Lending.
[6]	Represents investment of cash collateral received from securities lending transactions. See Note 2d regarding Securities Lending.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the market value of Rule 144A securities amounted to $56,542,500 or 1.23% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	21

Baron Opportunity Fund	March 31, 2022

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2022

Shares		Cost	Value
Common Stocks (96.10%)
Communication Services (18.88%)
	Advertising (0.76%)
1,600,000	Innovid Corp.[1]	$16,000,000	$9,664,000

	Interactive Home Entertainment (2.33%)
129,000	Electronic Arts, Inc.	15,273,979	16,319,790
85,000	Take-Two Interactive Software, Inc.[1]	11,392,892	13,067,900

		26,666,871	29,387,690

	Interactive Media & Services (13.55%)
38,550	Alphabet, Inc., Cl C1	51,063,702	107,669,764
473,000	Snap, Inc., Cl A1	8,695,816	17,023,270
778,369	ZoomInfo Technologies Inc., Cl A1	25,572,629	46,499,764

		85,332,147	171,192,798

	Movies & Entertainment (2.24%)
650,000	Endeavor Group Holdings, Inc., Cl A1	15,600,000	19,188,000
24,425	Netflix, Inc.[1]	3,966,732	9,149,361

		19,566,732	28,337,361

Total Communication Services		147,565,750	238,581,849

Consumer Discretionary (15.73%)
	Automobile Manufacturers (8.30%)
391,829	Rivian Automotive, Inc., Cl A1	30,562,662	19,685,489
606,300	Rivian Automotive, Inc., Cl A1,3,6	12,000,006	28,192,950
52,900	Tesla, Inc.[1]	3,163,928	57,005,040

		45,726,596	104,883,479

	Hotels, Resorts & Cruise Lines (0.32%)
458,333	eDreams ODIGEO SA (Spain)[1,2,5]	4,447,092	4,045,059

	Internet & Direct Marketing Retail (7.11%)
24,275	Amazon.com, Inc.[1]	29,742,116	79,135,286
9,029	MercadoLibre, Inc.[1]	5,446,863	10,739,815

		35,188,979	89,875,101

Total Consumer Discretionary		85,362,667	198,803,639

Health Care (11.73%)
	Biotechnology (4.29%)
108,639	argenx SE, ADR[1,2]	11,575,600	34,254,963
432,600	Arrowhead Pharmaceuticals, Inc.[1]	17,960,006	19,895,274

		29,535,606	54,150,237

	Health Care Equipment (4.39%)
125,300	Edwards Lifesciences Corp.[1]	7,054,705	14,750,316
49,505	Intuitive Surgical, Inc.[1]	6,724,756	14,934,669
124,600	Shockwave Medical, Inc.[1]	6,169,288	25,837,056

		19,948,749	55,522,041

	Health Care Supplies (1.15%)
675,779	Figs, Inc., Cl A1	19,966,710	14,542,764

	Life Sciences Tools & Services (1.90%)
282,500	CareDx, Inc.[1,4]	10,217,675	10,449,675
38,715	Illumina, Inc.[1]	9,409,204	13,527,021

		19,626,879	23,976,696

Total Health Care		89,077,944	148,191,738

Shares		Cost	Value
Common Stocks (continued)
Industrials (1.86%)
	Research & Consulting Services (1.86%)
353,330	CoStar Group, Inc.[1]	$14,974,268	$23,535,311

Information Technology (47.07%)
	Application Software (12.31%)
23,700	Adobe, Inc.[1]	4,199,063	10,798,194
49,000	Atlassian Corp. PLC, Cl A1,2	11,935,490	14,397,670
383,070	Ceridian HCM Holding, Inc.[1]	28,971,891	26,186,665
183,600	Guidewire Software, Inc.[1]	6,634,335	17,372,232
32,200	HubSpot, Inc.[1]	16,682,167	15,293,068
42,200	ServiceNow, Inc.[1,4]	11,057,710	23,500,758
993,086	SimilarWeb Ltd.[1,2]	17,059,115	12,860,464
152,410	The Trade Desk, Inc., Cl A1	2,846,756	10,554,393
102,900	Workday, Inc., Cl A1	25,384,358	24,640,434

		124,770,885	155,603,878

	Data Processing & Outsourced Services (4.98%)
3,000	Adyen N.V., (Netherlands), 144A1,2,5	2,422,754	5,942,080
69,800	MasterCard Incorporated, Cl A	15,595,187	24,945,124
144,300	Visa, Inc., Cl A	23,990,038	32,001,411

		42,007,979	62,888,615

	Electronic Equipment & Instruments (0.95%)
297,133	PAR Technology Corp.[1]	12,121,242	11,986,345

	Internet Services & Infrastructure (1.25%)
13,000	Shopify, Inc., Cl A1,2	10,927,630	8,787,480
67,043	Wix.com Ltd.[1,2]	3,803,923	7,003,312

		14,731,553	15,790,792

	IT Consulting & Other Services (4.99%)
196,368	Endava plc, ADR[1,2]	6,765,549	26,122,835
124,087	Gartner, Inc.[1]	5,794,585	36,910,919

		12,560,134	63,033,754

	Semiconductors (5.85%)
1,770,000	indie Semiconductor, Inc., Cl A1	17,169,776	13,823,700
720,000	Navitas Semiconductor Corp.[1]	8,324,990	7,401,600
193,400	NVIDIA Corp.	16,952,127	52,771,124

		42,446,893	73,996,424

	Systems Software (16.74%)
83,223	Crowdstrike Holdings, Inc., Cl A1	7,258,503	18,898,279
86,000	Datadog, Inc., Cl A1,4	13,092,843	13,026,420
488,900	Microsoft Corporation	77,215,554	150,732,759
35,700	MongoDB, Inc.[1,4]	13,796,186	15,836,163
57,008	Snowflake, Inc., Cl A1,4	9,565,302	13,062,243

		120,928,388	211,555,864

Total Information Technology		369,567,074	594,855,672

Real Estate (0.83%)
	Specialized REITs (0.83%)
14,225	Equinix, Inc.	2,122,124	10,549,544

Total Common Stocks		708,669,827	1,214,517,753

22	See Notes to Financial Statements.

March 31, 2022	Baron Opportunity Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2022

Shares		Cost	Value
Private Common Stocks (0.62%)
Industrials (0.62%)
	Aerospace & Defense (0.62%)
105,020	Space Exploration Technologies Corp., Cl A1,3,4,6	$4,607,169	$6,029,303
31,890	Space Exploration Technologies Corp., Cl C1,3,4,6	1,392,972	1,830,837

Total Private Common Stocks		6,000,141	7,860,140

Private Convertible Preferred Stocks (0.92%)
Materials (0.92%)
	Fertilizers & Agricultural Chemicals (0.92%)
219,321	Farmers Business Network, Inc., Series F1,3,4,6	7,250,007	11,626,206

Private Preferred Stocks (1.27%)
Industrials (1.27%)
	Aerospace & Defense (0.84%)
18,519	Space Exploration Technologies Corp., Cl N1,3,4,6	5,000,130	10,631,851

	Trucking (0.43%)
266,956	GM Cruise Holdings, Cl G1,3,4,6	7,034,290	5,363,146

Total Private Preferred Stocks		12,034,420	15,994,997

Principal Amount		Cost	Value
Short Term Investments (1.23%)
$15,562,709	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2022, 0.00% due 4/1/2022; Proceeds at maturity - $15,562,709; (Fully collateralized by $15,786,800 U.S. Treasury Note, 2.375% due 5/15/2029 Market value - $15,874,017)[5]	$15,562,709	$15,562,709

Total Investments (100.14%)		$749,517,104	1,265,561,805

Liabilities Less Cash and Other Assets (-0.14%)			(1,776,295)

Net Assets			$1,263,785,510

Retail Shares (Equivalent to $34.71 per share based on 19,587,427 shares outstanding)			$679,918,233

Institutional Shares (Equivalent to $36.80 per share based on 15,001,781 shares outstanding)			$552,068,172

R6 Shares (Equivalent to $36.85 per share based on 863,047 shares outstanding)			$31,799,105

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2022, the market value of restricted and fair valued securities amounted to $63,674,293 or 5.04% of net assets. These securities are not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the market value of Rule 144A securities amounted to $5,942,080 or 0.47% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	23

Baron Fifth Avenue Growth Fund	March 31, 2022

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2022

Shares		Cost	Value
Common Stocks (98.79%)
Communication Services (13.63%)
	Interactive Media & Services (13.63%)
11,490	Alphabet, Inc., Cl A1	$17,696,237	$31,957,712
4,994	Alphabet, Inc., Cl C1	1,245,172	13,948,192
52,815	Meta Platforms Inc., Cl A1	1,282,259	11,743,943
348,023	ZoomInfo Technologies Inc., Cl A1	12,177,461	20,790,894

Total Communication Services		32,401,129	78,440,741

Consumer Discretionary (19.97%)
	Automobile Manufacturers (8.48%)
439,572	Rivian Automotive, Inc., Cl A1	34,286,616	22,084,097
81,411	Rivian Automotive, Inc., Cl A1,4,6	2,999,995	3,785,612
21,275	Tesla, Inc.[1]	18,118,441	22,925,940

		55,405,052	48,795,649

	Internet & Direct Marketing Retail (11.49%)
16,190	Amazon.com, Inc.[1]	3,277,033	52,778,590
11,172	MercadoLibre, Inc.[1]	6,296,449	13,288,871

		9,573,482	66,067,461

Total Consumer Discretionary		64,978,534	114,863,110

Health Care (12.45%)
	Biotechnology (2.23%)
40,756	argenx SE, ADR[1,2]	12,223,325	12,850,774

	Health Care Equipment (3.84%)
73,176	Intuitive Surgical, Inc.[1]	8,405,327	22,075,736

	Health Care Technology (2.90%)
78,616	Veeva Systems, Inc., Cl A1	5,541,991	16,702,755

	Life Sciences Tools & Services (3.48%)
75,455	10X Genomics, Inc., Cl A1	6,999,703	5,739,862
40,799	Illumina, Inc.[1]	4,178,618	14,255,171

		11,178,321	19,995,033

Total Health Care		37,348,964	71,624,298

Information Technology (52.74%)
	Application Software (9.86%)
46,661	Adobe, Inc.[1]	23,251,749	21,259,685
66,675	Gitlab, Inc., Cl A1,3	5,133,975	3,630,454
57,199	ServiceNow, Inc.[1,3]	22,291,419	31,853,551

		50,677,143	56,743,690

	Data Processing & Outsourced Services (10.22%)
6,218	Adyen N.V., 144A (Netherlands)[1,2,5]	4,711,862	12,315,952
119,978	Block, Inc., Cl A1	24,977,891	16,269,017
84,535	MasterCard Incorporated, Cl A	9,859,109	30,211,118

		39,548,862	58,796,087

	Internet Services & Infrastructure (4.04%)
34,355	Shopify, Inc., Cl A1,2	41,427,934	23,222,606

	IT Consulting & Other Services (4.47%)
87,068	Endava plc, ADR[1,2]	10,484,110	11,582,656
47,658	EPAM Systems, Inc.[1]	4,533,338	14,135,839

		15,017,448	25,718,495

	Semiconductor Equipment (2.41%)
20,813	ASML Holding N.V.[2]	1,293,130	13,901,627

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)

	Semiconductors (5.92%)
124,857	NVIDIA Corp.	$19,486,945	$34,068,481

	Systems Software (15.82%)
82,239	Cloudflare, Inc., Cl A1,3	9,174,782	9,844,008
114,467	Crowdstrike Holdings, Inc., Cl A1	9,838,034	25,993,167
112,074	Datadog, Inc., Cl A1,3	6,351,200	16,975,849
101,579	Snowflake, Inc., Cl A1,3	19,565,695	23,274,796
90,472	Twilio, Inc., Cl A1,3	12,400,515	14,910,690

		57,330,226	90,998,510

Total Information Technology		224,781,688	303,449,496

Total Common Stocks		359,510,315	568,377,645

Private Common Stocks (0.53%)
Industrials (0.53%)
	Aerospace & Defense (0.53%)
41,330	Space Exploration Technologies Corp., Cl A1,3,4,6	1,932,253	2,372,796
12,240	Space Exploration Technologies Corp., Cl C1,3,4,6	567,691	702,711

Total Private Common Stocks		2,499,944	3,075,507

Private Preferred Stocks (0.47%)
Industrials (0.47%)
	Trucking (0.47%)
133,288	GM Cruise Holdings, Cl G1,3,4,6	3,512,139	2,677,756

Total Investments (99.79%)		$365,522,398	574,130,908

Cash and Other Assets Less Liabilities (0.21%)			1,214,353

Net Assets			$575,345,261

Retail Shares (Equivalent to $42.65 per share based on 3,199,645 shares outstanding)			$136,477,352

Institutional Shares (Equivalent to $43.89 per share based on 9,280,656 shares outstanding)			$407,359,932

R6 Shares (Equivalent to $43.91 per share based on 717,547 shares outstanding)			$31,507,977

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]

At March 31, 2022, the market value of restricted and fair valued securities amounted to $9,538,875 or 1.66% of net assets. These securities are not deemed liquid. See Note 6 regarding Restricted Securities.

[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the market value of Rule 144A securities amounted to $12,315,952 or 2.14% of net assets.

All securities are Level 1, unless otherwise noted.

24	See Notes to Financial Statements.

March 31, 2022	Baron Discovery Fund

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2022

Shares		Cost	Value
Common Stocks (97.94%)
Communication Services (4.30%)
	Advertising (1.04%)
4,250,000	S4 Capital PLC (United Kingdom)[1,2,4]	$15,642,611	$16,008,625

	Interactive Media & Services (1.40%)
2,250,000	Nextdoor Holdings, Inc.[1]	22,682,922	13,477,500
300,000	Tripadvisor, Inc.[1]	9,989,047	8,136,000

		32,671,969	21,613,500

	Movies & Entertainment (0.76%)
185,000	Liberty Media Corporation-Liberty Formula One, Cl A1	5,634,811	11,679,050

	Publishing (1.10%)
500,000	Future PLC (United Kingdom)[2,4]	8,704,278	16,989,866

Total Communication Services		62,653,669	66,291,041

Consumer Discretionary (9.73%)
	Casinos & Gaming (3.80%)
650,000	Boyd Gaming Corporation	42,549,481	42,757,000
325,000	Red Rock Resorts, Inc., Cl A	8,497,295	15,782,000

		51,046,776	58,539,000

	Home Improvement Retail (2.02%)
385,000	Floor & Decor Holdings, Inc., Cl A1	14,814,971	31,185,000

	Restaurants (1.81%)
700,000	The Cheesecake Factory, Inc.[1]	25,634,342	27,853,000

	Specialty Stores (2.10%)
1,650,000	Petco Health & Wellness Co., Inc.[1]	33,697,235	32,290,500

Total Consumer Discretionary		125,193,324	149,867,500

Consumer Staples (4.39%)
	Packaged Foods & Meats (1.44%)
1,500,000	UTZ Brands, Inc.	24,154,227	22,170,000

	Personal Products (2.19%)
2,000,000	The Beauty Health Co.[1]	21,322,653	33,760,000

	Soft Drinks (0.76%)
500,000	Fevertree Drinks PLC (United Kingdom)[2,4]	14,434,277	11,674,422

Total Consumer Staples		59,911,157	67,604,422

Financials (4.92%)
	Insurance Brokers (1.22%)
700,007	BRP Group, Inc., Cl A1	13,660,901	18,781,188

	Property & Casualty Insurance (3.70%)
250,000	Kinsale Capital Group, Inc.	20,250,978	57,005,000

Total Financials		33,911,879	75,786,188

Shares		Cost	Value
Common Stocks (continued)
Health Care (20.63%)
	Health Care Equipment (9.04%)
637,982	Axonics, Inc.[1]	$28,878,670	$39,937,673
202,500	CryoPort, Inc.[1]	5,127,704	7,069,275
114,823	Inari Medical, Inc.[1]	4,216,755	10,407,557
822,985	Inogen, Inc.[1]	35,599,745	26,681,174
50,000	Inspire Medical Systems, Inc.[1,3]	2,923,748	12,834,500
640,208	Silk Road Medical, Inc.[1,3]	27,145,351	26,434,188
4,060,000	ViewRay, Inc.[1]	20,943,586	15,915,200

		124,835,559	139,279,567

	Health Care Services (1.07%)
936,763	Accolade, Inc.[1]	27,799,030	16,449,558

	Health Care Supplies (1.28%)
2,629,967	Cerus Corp.[1]	14,027,651	14,438,519
2,365,363	Sientra, Inc.[1]	17,781,625	5,251,106

		31,809,276	19,689,625

	Health Care Technology (1.61%)
1,003,543	Definitive Healthcare Corp.[1]	26,561,705	24,737,335

	Life Sciences Tools & Services (3.30%)
749,029	CareDx, Inc.[1,3]	24,236,579	27,706,583
68,980	Seer, Inc.[1]	1,310,620	1,051,255
803,790	Veracyte, Inc.[1,3]	23,046,062	22,160,490

		48,593,261	50,918,328

	Managed Health Care (2.70%)
808,279	Progyny, Inc.[1]	22,837,832	41,545,541

	Pharmaceuticals (1.63%)
1,291,732	Revance Therapeutics, Inc.[1]	28,479,368	25,188,774

Total Health Care		310,916,031	317,808,728

Industrials (18.16%)
	Aerospace & Defense (7.27%)
176,095	Axon Enterprise, Inc.[1]	23,622,686	24,253,564
1,402,370	Kratos Defense & Security Solutions, Inc.[1]	26,203,698	28,720,538
916,300	Mercury Systems, Inc.[1]	48,998,573	59,055,535

		98,824,957	112,029,637

	Building Products (0.93%)
220,000	Trex Company, Inc.[1]	7,416,878	14,372,600

	Diversified Support Services (1.15%)
1,200,000	ACV Auctions, Inc., Cl A1	31,541,757	17,772,000

	Environmental & Facilities Services (2.06%)
599,642	Montrose Environmental Group, Inc.[1]	10,554,326	31,739,051

	Industrial Machinery (4.96%)
90,000	Chart Industries, Inc.[1]	13,540,492	15,459,300
100,000	Helios Technologies, Inc.	3,611,648	8,025,000
253,105	Kornit Digital Ltd.[1,2]	8,856,307	20,929,253
1,705,185	Markforged Holding Corp.[1]	14,565,523	6,803,688
50,000	RBC Bearings, Inc.[1]	10,475,838	9,694,000
1,658,272	Velo3D, Inc.[1]	16,824,565	15,438,512

		67,874,373	76,349,753

	Trading Companies & Distributors (1.79%)
170,000	SiteOne Landscape Supply, Inc.[1]	9,122,861	27,487,300

Total Industrials		225,335,152	279,750,341

See Notes to Financial Statements.	25

Baron Discovery Fund	March 31, 2022

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2022

Shares		Cost	Value
Common Stocks (continued)
Information Technology (30.57%)
	Application Software (5.36%)
1,100,000	Alkami Technology, Inc.[1]	$33,522,023	$15,741,000
155,000	Braze, Inc., Cl A1	9,891,842	6,427,850
1,750,000	Clearwater Analytics Holdings, Inc., Cl A1	35,629,586	36,750,000
483,389	Enfusion, Inc., Cl A1	8,553,714	6,148,708
135,000	Gitlab, Inc., Cl A1,3	8,093,614	7,350,750
2,000,000	SmartRent, Inc.[1,3]	24,766,329	10,120,000

		120,457,108	82,538,308

	Electronic Equipment & Instruments (4.11%)
425,321	Advanced Energy Industries, Inc.	30,735,779	36,611,632
10,431	Novanta, Inc.[1,2]	272,590	1,484,227
625,000	PAR Technology Corp.[1]	24,408,205	25,212,500

		55,416,574	63,308,359

	IT Consulting & Other Services (2.59%)
300,000	Endava plc, ADR[1,2]	7,125,604	39,909,000

	Semiconductor Equipment (3.24%)
160,000	Azenta, Inc.	16,765,323	13,260,800
490,800	Ichor Holdings Ltd.[1,2]	11,435,027	17,482,296
175,000	Nova Ltd.[1,2]	4,080,927	19,054,000

		32,281,277	49,797,096

	Semiconductors (3.98%)
725,000	Allegro MicroSystems, Inc.[1]	10,150,000	20,590,000
2,910,000	indie Semiconductor, Inc., Cl A1	27,712,225	22,727,100
1,750,000	Navitas Semiconductor Corp.[1]	18,425,978	17,990,000

		56,288,203	61,307,100

	Systems Software (11.29%)
1,741,910	Couchbase, Inc.[1,3]	46,720,663	30,344,072
278,775	Dynatrace, Inc.[1,3]	5,035,211	13,130,303
657,759	ForgeRock, Inc., Cl A1,3	19,865,094	14,418,077
759,531	Ping Identity Holding Corp.[1]	13,954,936	20,833,935
215,000	Qualys, Inc.[1]	18,211,240	30,618,150
685,000	Sailpoint Technologies Holdings, Inc.[1]	35,897,180	35,058,300
621,000	Varonis Systems, Inc.[1]	19,427,813	29,522,340

		159,112,137	173,925,177

Total Information Technology		430,680,903	470,785,040

Real Estate (5.24%)
	Industrial REITs (3.15%)
650,000	Rexford Industrial Realty, Inc.	31,657,136	48,483,500

	Residential REITs (2.09%)
575,000	American Campus Communities, Inc.	30,969,183	32,182,750

Total Real Estate		62,626,319	80,666,250

Total Common Stocks		1,311,228,434	1,508,559,510

Principal Amount		Cost	Value
Short Term Investments (2.04%)
$31,429,907	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2022, 0.00% due 4/1/2022; Proceeds at maturity - $31,429,907; (Fully collateralized by $31,882,400 U.S. Treasury Note, 2.375% due 5/15/2029 Market value - $32,058,539)[4]	$31,429,907	$31,429,907

Total Investments (99.98%)		$1,342,658,341	1,539,989,417

Cash and Other Assets Less Liabilities (0.02%)			335,820

Net Assets			$1,540,325,237

Retail Shares (Equivalent to $28.83 per share based on 7,043,555 shares outstanding)			$203,098,072

Institutional Shares (Equivalent to $29.48 per share based on 43,609,570 shares outstanding)			$1,285,494,803

R6 Shares (Equivalent to $29.48 per share based on 1,754,797 shares outstanding)			$51,732,362

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

26	See Notes to Financial Statements.

March 31, 2022	Baron Durable Advantage Fund

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2022

Shares		Cost	Value
Common Stocks (94.10%)
Communication Services (9.61%)
	Interactive Media & Services (9.61%)
512	Alphabet, Inc., Cl A1	$1,487,246	$1,424,051
958	Alphabet, Inc., Cl C1	1,610,666	2,675,684
2,257	Meta Platforms, Inc., Cl A1	469,129	501,867

Total Communication Services		3,567,041	4,601,602

Consumer Staples (4.18%)
	Hypermarkets & Super Centers (3.22%)
2,676	Costco Wholesale Corp.	1,023,813	1,540,975

	Personal Products (0.96%)
1,690	The Estée Lauder Companies, Inc., Cl A	427,446	460,221

Total Consumer Staples		1,451,259	2,001,196

Financials (22.37%)
	Asset Management & Custody Banks (3.01%)
963	BlackRock, Inc.	643,869	735,896
12,450	Brookfield Asset Management, Inc., Cl A2	743,216	704,296

		1,387,085	1,440,192

	Financial Exchanges & Data (14.11%)
6,529	CME Group, Inc.	1,275,979	1,552,988
4,232	Moody’s Corp.	1,137,523	1,427,919
2,700	MSCI, Inc.	1,255,011	1,357,776
5,905	S&P Global, Inc.	1,774,729	2,422,113

		5,443,242	6,760,796

	Property & Casualty Insurance (5.25%)
51,898	Arch Capital Group Ltd.[1,2]	2,099,909	2,512,901

Total Financials		8,930,236	10,713,889

Health Care (15.94%)
	Life Sciences Tools & Services (11.05%)
6,617	Agilent Technologies, Inc.	868,656	875,628
6,397	Danaher Corp.	1,322,291	1,876,432
442	Mettler-Toledo International, Inc.[1]	472,780	606,950
3,276	Thermo Fisher Scientific, Inc.	1,528,319	1,934,969

		4,192,046	5,293,979

	Managed Health Care (4.89%)
4,596	UnitedHealth Group, Incorporated	1,635,925	2,343,822

Total Health Care		5,827,971	7,637,801

Industrials (2.30%)
	Aerospace & Defense (2.30%)
8,696	HEICO Corp., Cl A	983,395	1,102,914

Information Technology (38.51%)
	Application Software (8.83%)
3,095	Adobe, Inc.[1]	1,380,898	1,410,144
1,396	Fair Isaac Corp.[1]	566,434	651,178
2,594	Intuit, Inc.	1,170,839	1,247,299
2,293	NICE Ltd. ADR [1,2]	667,925	502,167
5,604	SS&C Technologies Holdings, Inc.	320,645	420,412

		4,106,741	4,231,200

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)

	Data Processing & Outsourced Services (8.54%)
6,288	MasterCard Incorporated, Cl A	$2,043,831	$2,247,205
8,302	Visa, Inc., Cl A	1,841,721	1,841,135

		3,885,552	4,088,340

	Electronic Manufacturing Services (2.60%)
9,489	TE Connectivity Ltd.[2]	1,274,950	1,242,869

	IT Consulting & Other Services (4.48%)
6,369	Accenture plc, Cl A [2]	1,783,778	2,147,818

	Semiconductors (4.78%)
2,088	Monolithic Power Systems, Inc.	809,016	1,014,100
6,948	Texas Instruments, Inc.	1,207,846	1,274,819

		2,016,862	2,288,919

	Systems Software (9.28%)
14,420	Microsoft Corporation	3,354,283	4,445,830

Total Information Technology		16,422,166	18,444,976

Materials (1.19%)
	Specialty Chemicals (1.19%)
3,232	Ecolab, Inc.	687,543	570,642

Total Common Stocks		37,869,611	45,073,020

Principal Amount
Short Term Investments (5.48%)
$2,625,141	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2022, 0.00% due 4/1/2022; Proceeds at maturity - $2,625,141; (Fully collateralized by $2,687,400 U.S. Treasury Note, 2.375% due 3/31/2029 Market value - $2,677,741)[3]	2,625,141	2,625,141

Total Investments (99.58%)		$40,494,752	47,698,161

Cash and Other Assets Less Liabilities (0.42%)			203,421

Net Assets			$47,901,582

Retail Shares (Equivalent to $18.33 per share based on 626,738 shares outstanding)			$11,485,114

Institutional Shares (Equivalent to $18.51 per share based on 1,734,817 shares outstanding)			$32,107,039

R6 Shares (Equivalent to $18.51 per share based on 232,860 shares outstanding)			$4,309,429

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	27

Baron Funds	March 31, 2022

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

MARCH 31, 2022

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Assets:
Investments in securities, at value†*
Unaffiliated investments	$5,361,923,170	$7,505,493,181	$4,617,469,638	$1,265,561,805
“Affiliated” investments	—	743,808,000	—	—

Total investments, at value	5,361,923,170	8,249,301,181	4,617,469,638	1,265,561,805
Foreign currency, at value**	—	193,709	—	—
Cash	—	19,693	—	—
Receivable for securities sold	18,783,976	—	40,686,096	2,767,344
Receivable for shares sold	3,548,885	4,711,978	3,781,982	2,449,714
Dividends and interest receivable	1,828,193	7,991	1,896,962	—
Prepaid expenses	55,755	86,023	48,301	13,503

	5,386,139,979	8,262,303,671	4,663,882,979	1,270,792,366

Liabilities:
Payable for securities purchased	4,250,384	—	20,780,312	5,752,893
Payable for shares redeemed	3,802,543	18,716,779	15,508,598	1,089,384
Trustee fees payable (Note 4)	69,073	101,589	59,750	18,111
Investment advisory fees payable (Note 4)	602	281	51	89
Distribution fees payable (Note 4)	123	473	672	802
Due to custodian bank	—	—	2,276,950	—
Payable for borrowings against line of credit	—	34,500,000	—	—
Payable for collateral on loaned securities	—	—	19,848,400	—
Accrued expenses and other payables	483,727	544,017	428,885	145,577

	8,606,452	53,863,139	58,903,618	7,006,856

Net Assets	$5,377,533,527	$8,208,440,532	$4,604,979,361	$1,263,785,510

Net Assets consist of:
Paid-in capital	$1,759,547,050	$1,157,727,064	$1,915,771,411	$770,818,661
Distributable earnings/(losses)	3,617,986,477	7,050,713,468	2,689,207,950	492,966,849

Net Assets	$5,377,533,527	$8,208,440,532	$4,604,979,361	$1,263,785,510

Retail Shares:
Net Assets	$2,449,152,376	$2,661,340,041	$1,537,850,841	$679,918,233
Shares Outstanding ($0.01 par value; indefinite shares authorized)	24,409,186	26,454,457	48,225,821	19,587,427

Net Asset Value and Offering Price Per Share	$100.34	$100.60	$31.89	$34.71

Institutional Shares:
Net Assets	$2,754,993,423	$5,338,023,364	$2,821,065,473	$552,068,172
Shares Outstanding ($0.01 par value; indefinite shares authorized)	26,052,993	50,629,807	82,752,906	15,001,781

Net Asset Value and Offering Price Per Share	$105.75	$105.43	$34.09	$36.80

R6 Shares:
Net Assets	$173,387,728	$209,077,127	$246,063,047	$31,799,105
Shares Outstanding ($0.01 par value; indefinite shares authorized)	1,639,993	1,982,845	7,220,576	863,047

Net Asset Value and Offering Price Per Share	$105.72	$105.44	$34.08	$36.85

†Securities on loan, at value:
Unaffiliated investments	$—	$—	$17,760,848	$—

*Investments in securities, at cost:
Unaffiliated investments	$1,717,971,854	$1,202,721,469	$2,111,646,223	$749,517,104
“Affiliated” investments	—	121,485,106	—	—

Total investments, at cost	$1,717,971,854	$1,324,206,575	$2,111,646,223	$749,517,104

**Foreign currency, at cost:	$—	$195,285	$—	$—

28	See Notes to Financial Statements.

March 31, 2022	Baron Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

MARCH 31, 2022

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Assets:
Investments in securities, at value†*
Unaffiliated investments	$574,130,908	$1,539,989,417	$47,698,161
“Affiliated” investments	—	—	—

Total investments, at value	574,130,908	1,539,989,417	47,698,161
Foreign currency, at value**	—	—	—
Cash	65,397	—	397
Receivable for securities sold	6,244,021	—	—
Receivable for shares sold	183,791	2,818,966	570,519
Dividends and interest receivable	—	320,754	5,594
Prepaid expenses	6,826	15,926	558

	580,630,943	1,543,145,063	48,275,229

Liabilities:
Payable for securities purchased	2,467,699	—	319,988
Payable for shares redeemed	226,484	2,618,873	7,196
Trustee fees payable (Note 4)	9,760	24,262	435
Investment advisory fees payable (Note 4)	804	327	—
Distribution fees payable (Note 4)	618	918	200
Due to custodian bank	—	261	—
Payable for borrowings against line of credit	2,500,000	—	—
Payable for collateral on loaned securities	—	—	—
Accrued expenses and other payables	80,317	175,185	45,828

	5,285,682	2,819,826	373,647

Net Assets	$575,345,261	$1,540,325,237	$47,901,582

Net Assets consist of:
Paid-in capital	$337,777,617	$1,371,055,783	$41,930,980
Distributable earnings/(losses)	237,567,644	169,269,454	5,970,602

Net Assets	$575,345,261	$1,540,325,237	$47,901,582

Retail Shares:
Net Assets	$136,477,352	$203,098,072	$11,485,114
Shares Outstanding ($0.01 par value; indefinite shares authorized)	3,199,645	7,043,555	626,738

Net Asset Value and Offering Price Per Share	$42.65	$28.83	$18.33

Institutional Shares:
Net Assets	$407,359,932	$1,285,494,803	$32,107,039
Shares Outstanding ($0.01 par value; indefinite shares authorized)	9,280,656	43,609,570	1,734,817

Net Asset Value and Offering Price Per Share	$43.89	$29.48	$18.51

R6 Shares:
Net Assets	$31,507,977	$51,732,362	$4,309,429
Shares Outstanding ($0.01 par value; indefinite shares authorized)	717,547	1,754,797	232,860

Net Asset Value and Offering Price Per Share	$43.91	$29.48	$18.51

†Securities on loan, at value:
Unaffiliated investments	$—	$—	$—

*Investments in securities, at cost:
Unaffiliated investments	$365,522,398	$1,342,658,341	$40,494,752
“Affiliated” investments	—	—	—

Total investments, at cost	$365,522,398	$1,342,658,341	$40,494,752

**Foreign currency, at cost:	$—	$—	$—

See Notes to Financial Statements.	29

Baron Funds	March 31, 2022

STATEMENTS OF OPERATIONS (Unaudited)

FOR THE SIX MONTHS ENDED MARCH 31, 2022

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Investment income:
Income:
Dividends — Unaffiliated investments	$10,586,645	$45,802,315	$11,362,007	$936,066
Dividends — “Affiliated” investments	—	1,425,000	2,120,625	—
Interest	846	4,237	—	—
Securities lending income, net	—	161,502	954,873	—
Foreign taxes withheld on dividends	—	(36,274)	(33,551)	—

Total income	10,587,491	47,356,780	14,403,954	936,066

Expenses:
Investment advisory fees (Note 4)	29,242,265	44,642,198	25,374,794	7,476,464
Distribution fees — Retail Shares (Note 4)	3,375,424	3,645,160	2,156,699	998,080
Shareholder servicing agent fees and expenses — Retail Shares	169,380	124,495	93,215	53,000
Shareholder servicing agent fees and expenses — Institutional Shares	50,865	84,015	44,415	15,353
Shareholder servicing agent fees and expenses — R6 Shares	4,089	5,135	6,022	782
Reports to shareholders	379,700	431,100	361,800	91,850
Trustee fees and expenses (Note 4)	143,150	211,678	123,624	37,695
Custodian and fund accounting fees	70,910	140,675	123,305	21,516
Professional fees	65,200	90,880	56,580	29,890
Registration and filing fees	58,220	78,680	76,360	105,700
Line of credit fees	29,927	45,165	25,767	8,045
Insurance expense	28,492	41,222	23,618	8,502
Administration fees	27,286	29,776	26,872	23,284
Miscellaneous expenses	2,425	2,425	2,432	2,457

Total operating expenses	33,647,333	49,572,604	28,495,503	8,872,618
Interest expense on borrowings	—	130,790	—	357

Total expenses	33,647,333	49,703,394	28,495,503	8,872,975
Reimbursement of expenses by Adviser — Retail Shares (Note 4)	—	—	—	—
Reimbursement of expenses by Adviser — Institutional Shares (Note 4)	—	—	—	—
Reimbursement of expenses by Adviser — R6 Shares (Note 4)	—	—	—	—

Net expenses	33,647,333	49,703,394	28,495,503	8,872,975

Net investment income (loss)	(23,059,842)	(2,346,614)	(14,091,549)	(7,936,909)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	29,096,264	185,631,423	196,404,851	(13,498,993)
Net realized gain (loss) on investments sold — “Affiliated” investments	—	—	8,338,400	—
Net realized gain (loss) on foreign currency transactions	—	(4,869)	(10,627)	3,944
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	(622,335,157)	(926,688,188)	(768,352,359)	(197,661,821)
Investments — “Affiliated” investments	—	49,883,000	(35,460,052)	—
Unfunded commitments	346,731	746,100	—	299,342
Foreign currency translations	—	(2,919)	(2,246)	—

Net gain (loss) on investments	(592,892,162)	(690,435,453)	(599,082,033)	(210,857,528)

Net increase (decrease) in net assets resulting from operations	$(615,952,004)	$(692,782,067)	$(613,173,582)	$(218,794,437)

30	See Notes to Financial Statements.

March 31, 2022	Baron Funds

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

FOR THE SIX MONTHS ENDED MARCH 31, 2022

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Investment income:
Income:
Dividends — Unaffiliated investments	$273,724	$2,188,121	$196,235
Dividends — “Affiliated” investments	—	—	—
Interest	199	—	—
Securities lending income, net	—	6,235	—
Foreign taxes withheld on dividends	(11,518)	—	(192)

Total income	262,405	2,194,356	196,043

Expenses:
Investment advisory fees (Note 4)	2,622,175	9,005,331	166,849
Distribution fees — Retail Shares (Note 4)	208,504	294,059	13,298
Shareholder servicing agent fees and expenses — Retail Shares	20,439	20,806	8,143
Shareholder servicing agent fees and expenses — Institutional Shares	12,595	34,765	5,880
Shareholder servicing agent fees and expenses — R6 Shares	822	1,017	99
Reports to shareholders	27,600	163,690	2,906
Trustee fees and expenses (Note 4)	20,403	51,829	920
Custodian and fund accounting fees	18,838	55,531	6,776
Professional fees	25,235	30,246	26,700
Registration and filing fees	28,500	61,410	45,734
Line of credit fees	4,234	9,643	235
Insurance expense	3,920	8,264	155
Administration fees	22,936	23,650	22,420
Miscellaneous expenses	2,425	2,457	2,457

Total operating expenses	3,018,626	9,762,698	302,572
Interest expense on borrowings	10,509	—	—

Total expenses	3,029,135	9,762,698	302,572
Reimbursement of expenses by Adviser — Retail Shares (Note 4)	(13,232)	—	(28,643)
Reimbursement of expenses by Adviser — Institutional Shares (Note 4)	—	—	(72,591)
Reimbursement of expenses by Adviser — R6 Shares (Note 4)	—	—	(8,357)

Net expenses	3,015,903	9,762,698	192,981

Net investment income (loss)	(2,753,498)	(7,568,342)	3,062

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	36,336,548	(13,402,730)	(1,206,441)
Net realized gain (loss) on investments sold — “Affiliated” investments	—	—	—
Net realized gain (loss) on foreign currency transactions	—	(20,953)	—
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	(201,614,769)	(367,611,560)	(421,961)
Investments — “Affiliated” investments	—	—	—
Unfunded commitments	—	170,095	—
Foreign currency translations	—	(1,073)	—

Net gain (loss) on investments	(165,278,221)	(380,866,221)	(1,628,402)

Net increase (decrease) in net assets resulting from operations	$(168,031,719)	$(388,434,563)	$(1,625,340)

See Notes to Financial Statements.	31

Baron Funds	March 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Baron Asset Fund		Baron Growth Fund		Baron Small Cap Fund
	For the Six Months Ended March 31, 2022	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022	For the Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(23,059,842)	$(52,388,091)	$(2,346,614)	$(50,695,424)	$(14,091,549)	$(12,058,845)
Net realized gain (loss)	29,096,264	521,599,222	185,626,554	664,645,492	204,732,624	620,294,953
Change in net unrealized appreciation (depreciation)	(621,988,426)	810,984,133	(876,062,007)	1,980,361,279	(803,814,657)	692,619,300
Voluntary payment from Adviser[1]	—	—	—	739,525	—	—

Increase (decrease) in net assets resulting from operations	(615,952,004)	1,280,195,264	(692,782,067)	2,595,050,872	(613,173,582)	1,300,855,408

Distributions to shareholders from:
Distributable earnings — Retail Shares	(211,618,696)	(83,393,943)	(230,029,244)	(129,694,548)	(210,707,973)	(172,031,316)
Distributable earnings — Institutional Shares	(220,163,521)	(82,971,616)	(433,480,993)	(238,672,050)	(351,209,477)	(301,283,099)
Distributable earnings — R6 Shares	(13,219,215)	(4,853,119)	(16,496,073)	(8,726,380)	(30,096,709)	(23,695,921)

Decrease in net assets from distributions to shareholders	(445,001,432)	(171,218,678)	(680,006,310)	(377,092,978)	(592,014,159)	(497,010,336)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	43,641,529	117,901,509	91,134,955	143,409,884	56,787,337	205,450,106
Proceeds from the sale of shares — Institutional Shares	244,403,501	521,269,301	358,783,396	748,201,621	316,218,606	736,976,454
Proceeds from the sale of shares — R6 Shares	13,510,186	18,911,470	30,320,772	28,050,223	36,448,153	51,146,197
Net asset value of shares issued in reinvestment of distributions — Retail Shares	203,592,886	80,591,772	223,933,348	126,441,145	205,550,096	167,569,328
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	211,373,368	79,896,649	416,089,869	229,865,089	328,720,072	283,821,699
Net asset value of shares issued in reinvestment of distribution — R6 Shares	13,219,239	4,853,119	16,492,041	8,726,380	30,096,285	23,695,921
Cost of shares redeemed — Retail Shares	(172,126,858)	(345,577,646)	(239,664,880)	(495,912,634)	(134,076,112)	(312,878,639)
Cost of shares redeemed — Institutional Shares	(278,109,640)	(554,212,105)	(489,042,535)	(1,085,044,504)	(316,089,910)	(1,036,493,218)
Cost of shares redeemed — R6 Shares	(6,688,457)	(18,242,712)	(28,789,481)	(31,188,227)	(29,943,972)	(61,101,320)

Increase (decrease) in net assets derived from capital share transactions	272,815,754	(94,608,643)	379,257,485	(327,451,023)	493,710,555	58,186,528

Net increase (decrease) in net assets	(788,137,682)	1,014,367,943	(993,530,892)	1,890,506,871	(711,477,186)	862,031,600

Net Assets:
Beginning of period	6,165,671,209	5,151,303,266	9,201,971,424	7,311,464,553	5,316,456,547	4,454,424,947

End of period	$5,377,533,527	$6,165,671,209	$8,208,440,532	$9,201,971,424	$4,604,979,361	$5,316,456,547

Capital share transactions — Retail Shares
Shares sold	391,096	1,048,197	829,933	1,329,997	1,546,709	5,246,358
Shares issued in reinvestment of distributions	1,763,778	772,248	1,960,887	1,288,172	5,422,055	4,833,266
Shares redeemed	(1,558,488)	(3,083,230)	(2,188,828)	(4,734,275)	(3,726,197)	(8,200,073)

Net increase (decrease)	596,386	(1,262,785)	601,992	(2,116,106)	3,242,567	1,879,551

Capital share transactions — Institutional Shares
Shares sold	2,155,539	4,448,129	3,161,954	6,802,398	8,545,658	17,916,951
Shares issued in reinvestment of distributions	1,738,983	731,587	3,479,594	2,249,676	8,118,549	7,737,778
Shares redeemed	(2,417,950)	(4,674,173)	(4,367,562)	(9,642,068)	(8,458,666)	(25,023,899)

Net increase (decrease)	1,476,572	505,543	2,273,986	(589,994)	8,205,541	630,830

Capital share transactions — R6 Shares
Shares sold	120,036	163,468	268,621	250,257	950,674	1,255,551
Shares issued in reinvestment of distributions	108,782	44,447	137,905	85,387	743,485	646,194
Shares redeemed	(57,953)	(153,961)	(263,059)	(278,643)	(802,787)	(1,502,914)

Net increase (decrease)	170,865	53,954	143,467	57,001	891,372	398,831

[1]	See Note 4f.

32	See Notes to Financial Statements.

March 31, 2022	Baron Funds

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Opportunity Fund		Baron Fifth Avenue Growth Fund
	For the Six Months Ended March 31, 2022	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022	For the Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(7,936,909)	$(16,056,597)	$(2,753,498)	$(5,228,369)
Net realized gain (loss)	(13,495,049)	146,597,992	36,336,548	25,179,122
Change in net unrealized appreciation (depreciation)	(197,362,479)	242,030,208	(201,614,769)	106,431,535
Voluntary payment from Adviser	—	—	—	—

Increase (decrease) in net assets resulting from operations	(218,794,437)	372,571,603	(168,031,719)	126,382,288

Distributions to shareholders from:
Distributable earnings — Retail Shares	(71,908,828)	(52,365,778)	(5,787,989)	(689,834)
Distributable earnings — Institutional Shares	(56,443,664)	(32,020,901)	(18,618,604)	(1,548,437)
Distributable earnings — R6 Shares	(2,851,069)	(1,947,521)	(1,194,492)	(124,992)

Decrease in net assets from distributions to shareholders	(131,203,561)	(86,334,200)	(25,601,085)	(2,363,263)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	67,328,230	281,790,567	12,032,687	40,552,091
Proceeds from the sale of shares — Institutional Shares	163,305,631	436,910,712	38,791,549	279,779,017
Proceeds from the sale of shares — R6 Shares	997,202	2,145,302	154,529	434,811
Net asset value of shares issued in reinvestment of distributions — Retail Shares	67,945,176	50,408,936	5,516,266	664,220
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	55,956,931	31,726,872	17,875,277	1,456,269
Net asset value of shares issued in reinvestment of distribution — R6 Shares	2,844,939	1,942,787	1,194,492	124,992
Cost of shares redeemed — Retail Shares	(135,229,510)	(278,264,972)	(26,310,344)	(61,114,480)
Cost of shares redeemed — Institutional Shares	(222,939,004)	(278,557,907)	(117,336,234)	(108,821,753)
Cost of shares redeemed — R6 Shares	(462,170)	(434,249)	(150,477)	(382,769)

Increase (decrease) in net assets derived from capital share transactions	(252,575)	247,668,048	(68,232,255)	152,692,398

Net increase (decrease) in net assets	(350,250,573)	533,905,451	(261,865,059)	276,711,423

Net Assets:
Beginning of period	1,614,036,083	1,080,130,632	837,210,320	560,498,897

End of period	$1,263,785,510	$1,614,036,083	$575,345,261	$837,210,320

Capital share transactions — Retail Shares
Shares sold	1,675,242	6,929,242	250,866	791,323
Shares issued in reinvestment of distributions	1,585,282	1,418,771	98,049	14,013
Shares redeemed	(3,595,137)	(6,795,284)	(544,734)	(1,204,230)

Net increase (decrease)	(334,613)	1,552,729	(195,819)	(398,894)

Capital share transactions — Institutional Shares
Shares sold	3,921,543	9,947,143	739,735	5,405,985
Shares issued in reinvestment of distributions	1,232,803	848,766	309,047	29,983
Shares redeemed	(5,668,834)	(6,411,277)	(2,500,170)	(2,044,977)

Net increase (decrease)	(514,488)	4,384,632	(1,451,388)	3,390,991

Capital share transactions — R6 Shares
Shares sold	24,841	46,717	3,340	7,771
Shares issued in reinvestment of distributions	62,595	51,918	20,645	2,572
Shares redeemed	(11,700)	(9,648)	(2,497)	(7,020)

Net increase (decrease)	75,736	88,987	21,488	3,323

See Notes to Financial Statements.	33

Baron Funds	March 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Discovery Fund		Baron Durable Advantage Fund
	For the Six Months Ended March 31, 2022	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022	For the Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(7,568,342)	$(15,963,324)	$3,062	$(25,602)
Net realized gain (loss)	(13,423,683)	91,808,001	(1,206,441)	249,381
Change in net unrealized appreciation (depreciation)	(367,442,538)	276,354,754	(421,961)	4,673,983
Voluntary payment from Adviser	—	—	—	—

Increase (decrease) in net assets resulting from operations	(388,434,563)	352,199,431	(1,625,340)	4,897,762

Distributions to shareholders from:
Distributable earnings — Retail Shares	(9,414,668)	(6,337,567)	(30,878)	(4,063)
Distributable earnings — Institutional Shares	(60,239,989)	(29,923,673)	(113,095)	(7,750)
Distributable earnings — R6 Shares	(1,452,600)	(741,937)	(13,889)	(1,663)

Decrease in net assets from distributions to shareholders	(71,107,257)	(37,003,177)	(157,862)	(13,476)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	34,565,669	139,737,935	7,739,668	9,806,360
Proceeds from the sale of shares — Institutional Shares	390,657,613	920,664,644	18,236,099	18,222,606
Proceeds from the sale of shares — R6 Shares	29,174,125	24,318,756	46,439	1,038,549
Net asset value of shares issued in reinvestment of distributions — Retail Shares	9,287,250	6,287,081	30,578	4,026
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	57,450,593	28,249,535	113,095	7,750
Net asset value of shares issued in reinvestment of distribution — R6 Shares	1,452,600	741,937	13,889	1,663
Cost of shares redeemed — Retail Shares	(51,626,440)	(94,280,977)	(5,803,184)	(5,279,107)
Cost of shares redeemed — Institutional Shares	(494,975,600)	(242,852,333)	(11,849,693)	(2,007,425)
Cost of shares redeemed — R6 Shares	(5,718,137)	(8,132,869)	(21)	(16,324)

Increase (decrease) in net assets derived from capital share transactions	(29,732,327)	774,733,709	8,526,870	21,778,098

Net increase (decrease) in net assets	(489,274,147)	1,089,929,963	6,743,668	26,662,384

Net Assets:
Beginning of period	2,029,599,384	939,669,421	41,157,914	14,495,530

End of period	$1,540,325,237	$2,029,599,384	$47,901,582	$41,157,914

Capital share transactions — Retail Shares
Shares sold	1,091,989	3,870,281	411,307	564,903
Shares issued in reinvestment of distributions	264,594	203,927	1,524	212
Shares redeemed	(1,633,017)	(2,619,489)	(313,835)	(311,407)

Net increase (decrease)	(276,434)	1,454,719	98,996	253,708

Capital share transactions — Institutional Shares
Shares sold	12,180,155	24,844,227	937,125	1,011,124
Shares issued in reinvestment of distributions	1,602,527	900,240	5,588	405
Shares redeemed	(15,857,572)	(6,561,498)	(664,636)	(108,630)

Net increase (decrease)	(2,074,890)	19,182,969	278,077	902,899

Capital share transactions — R6 Shares
Shares sold	882,508	678,416	2,603	60,974
Shares issued in reinvestment of distributions	40,519	23,636	686	87
Shares redeemed	(178,634)	(223,403)	(1)	(970)

Net increase (decrease)	744,393	478,649	3,288	60,091

34	See Notes to Financial Statements.

March 31, 2022	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987, and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms, or other platforms. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans) (collectively, “Qualified Plans”), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with BAMCO, Inc. (the “Adviser”), and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. There is no minimum initial investment for Qualified Plans. All other R6 eligible investors must meet a minimum initial investment of at least $5 million per Fund. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class. The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates. Events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements have been evaluated for adjustment to or disclosure in the financial statements.

a) Security Valuation.  The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: trading of the security has been halted or suspended; or the security has not been traded for an extended period of time. The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Baron Funds	March 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

b) Securities Transactions, Investment Income and Expense Allocation.  Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis, which includes the accretion of discounts and amortization of premiums. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer. The Funds are charged for those expenses of the Trust that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

c) Foreign Currency Translations.  Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions on the Statements of Operations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

d) Securities Lending.  The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

Baron Growth Fund, Baron Small Cap Fund and Baron Discovery Fund participated in securities lending activities during the six months ended March 31, 2022. At March 31, 2022, Baron Small Cap Fund had securities on loan with values of $17,760,848 and held $19,848,400 of short term investments as collateral for these loans.

e) Repurchase Agreements.  The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at March 31, 2022, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Statement of Net Assets.

f) Master Limited Partnerships.  The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

g) Special Purpose Acquisition Company.  The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering (“IPO”), via a private placement or a secondary market transaction. A SPAC is typically a publicly traded company that raises investment capital via an IPO for the purpose of acquiring the equity securities of one or more existing companies via merger, combination, acquisition or other similar transactions. To the extent the SPAC is invested in cash or similar securities, this may negatively affect a Fund’s performance if the Fund is invested in the SPAC during such period. There is no guarantee that the SPACs will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may

March 31, 2022	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

increase the volatility of their prices. These transactions will require the approval of the respective shareholders and are subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the SPAC’s acquisition may not close and, to the extent a Fund had committed to participate in a private placement (i.e., PIPE transaction, defined below), the Fund will no longer be obligated to fulfill its commitment.

h) Private Investment in Public Equity.  The Funds may acquire equity securities of an issuer that are issued through a private investment in public equity (“PIPE”) transaction, including through commitments to purchase securities on a when-issued basis. A Fund will generally earmark an amount of cash or high quality securities equal to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company in a private placement transaction, including securities issued by a SPAC, typically at a discount to the market price of the company’s securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of a Fund’s investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restriction can last an uncertain amount of time and may be many months. Until the public registration process is completed, securities acquired via a PIPE are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause these securities to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Publicly traded securities acquired via a PIPE transaction are typically valued at a discount to the market price of an issuer’s common stock and classified as Level 2 or Level 3 in the fair value hierarchy depending on the significance of the unobservable inputs. Discounts are applied due to certain trading restrictions imposed or a lack of marketability preceding the conversion to publicly traded securities. The primary inputs used in determining the discount are the length of the lock-up time period and volatility of the underlying security.

As of March 31, 2022, the Funds did not have any commitments to purchase when-issued securities through PIPE transactions with SPACs.

i) Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. None of the Funds will be subject to federal or state income taxes to the extent that they qualify as regulated investment companies and substantially all of their income is distributed.

The Funds may be subject to foreign taxes on income and gains on investments that are accrued based upon the Funds’ understanding of the tax rules and regulations that exist in the countries in which the Funds invest. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

j) Restricted Securities.  The Funds may invest in securities that are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board.

k) Distributions to Shareholders.  Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, late-year loss deferral, post-October loss deferral, and wash sale loss deferral.

l) Commitments and Contingencies.  In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

m) Cash and Cash Equivalents.  The Funds consider all short term liquid investments with a maturity of three months or less when purchased to be cash equivalents.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short term securities, for the six months ended March 31, 2022 were as follows:

Fund	Purchases	Sales
Baron Asset Fund	$181,838,413	$391,627,917
Baron Growth Fund	15,601,703	282,144,845
Baron Small Cap Fund	226,699,379	495,686,534
Baron Opportunity Fund	240,887,627	377,485,076
Baron Fifth Avenue Growth Fund	156,344,825	246,162,714
Baron Discovery Fund	382,007,542	389,376,174
Baron Durable Advantage Fund	15,825,143	9,335,927

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees.  The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (“BCG”), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee payable monthly from Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, and Baron Discovery Fund equal to 1% per annum of the average daily net assets of the respective Funds. The Adviser receives a fee payable monthly from Baron Fifth Avenue Growth Fund and Baron Durable Advantage Fund equal to 0.70% per annum and 0.65% per annum of each Fund’s average daily net assets, respectively.

Baron Funds	March 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

For Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund, the Adviser has contractually agreed to reduce its fee or reimburse Fund expenses, to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest, dividend and extraordinary expenses), as follows:

	Annual Operating Expense Ratio Cap

Fund	Retail Shares	Institutional Shares	R6 Shares
Baron Opportunity Fund	1.50%	1.25%	1.24%
Baron Fifth Avenue Growth Fund	1.00%	0.75%	0.75%
Baron Discovery Fund	1.35%	1.10%	1.09%
Baron Durable Advantage Fund	0.95%	0.70%	0.70%

b) Distribution Fees.  Baron Capital, Inc. (“BCI”), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Funds’ shares. The Funds are authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

c) Trustee Fees.  Certain Trustees of the Trust are interested persons (as defined by the 1940 Act) of the Trust. None of these Trustees received compensation for his or her services as a Trustee of the Trust. None of the Funds’ officers received compensation from the Funds for their services as an officer.

d) Fund Accounting and Administration Fees.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street”) to perform accounting and certain administrative services. State Street is compensated for fund accounting services based on a percentage of the Funds’ net assets, plus fixed annual fees for the administrative services.

e) Cross Trades. The Funds are permitted to purchase securities from, or sell securities to, other Funds within the Trust, the funds in Baron Select Funds, and other entities advised or subadvised by the Adviser, pursuant to “Cross-Trading Procedures” adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by the respective Baron Fund from or to another fund/other entity that is or could be considered an affiliate of a Fund under certain limited circumstances by virtue of having a common investment adviser, common officers, or common trustees complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price and with no commissions. Pursuant to these procedures, for the six months ended March 31, 2022, the Funds engaged in the following cross-trades:

	Purchases	Sales	Net Realized Gains (Losses)
Baron Asset Fund	$1,187,949	$—	$—
Baron Small Cap Fund	1,093,572	655,481	2,327
Baron Opportunity Fund	—	8,332,353	2,295,761

f) Voluntary Payment.  During the year ended September 30, 2021, the Adviser made a voluntary payment to Baron Growth Fund in the amount of $739,525 to compensate the Fund for a loss incurred due to a pricing error. The impact of this payment increased the Fund’s total return by 0.01%.

5. LINE OF CREDIT

The Funds, together with other funds in Baron Select Funds (except Baron Partners Fund), participate in a committed line of credit agreement with State Street to be used for temporary purposes, primarily for financing redemptions. Each fund may borrow up to the lesser of $200 million or the maximum amount each fund may borrow under the 1940 Act, the limitations included in each fund’s prospectus, or any limit or restriction under any law or regulation to which each fund is subject or any agreement to which each fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the funds may not exceed $200 million. Interest is charged to each fund, based on its borrowings, at a rate per annum equal to the higher of the Overnight Bank Funding Rate plus 0.10% or the Overnight Federal Funds Rate plus 0.10%; plus a margin of 1.00%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. Both fees are allocated to the participating funds based on their relative net assets. During the six months ended March 31, 2022, Baron Growth Fund, Baron Opportunity Fund, and Baron Fifth Avenue Growth Fund had borrowings under the line of credit and incurred interest expense of $130,790, $357, and $10,509, respectively. For the 123 days during which there were borrowings, Baron Growth Fund had an average daily balance on the line of credit of $33.4 million at a weighted average interest rate of 1.16%. For the 7 days during which there were borrowings, Baron Opportunity Fund had an average daily balance on the line of credit of $1.6 million at a weighted average interest rate of 1.20%. For the 58 days during which there were borrowings, Baron Fifth Avenue Growth Fund had an average daily balance on the line of credit of $5.5 million at a weighted average interest rate of 1.20%. At March 31, 2022, Baron Growth Fund and Baron Fifth Avenue Fund had outstanding balances in the amounts of $34,500,000 and $2,500,000, respectively.

March 31, 2022	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6. RESTRICTED SECURITIES

At March 31, 2022, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of the Liquidity Rule governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At March 31, 2022, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
StubHub Holdings, Inc.	12/22/2021	$38,285,543

Private Preferred Stocks
Space Exploration Technologies Corp.	8/4/2020	55,285,163

Total Restricted Securities		$93,570,706

(Cost $76,000,501)† (1.74% of Net Assets)

	Baron Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Velo3D, Inc.	4/30/2021	$28,934,665

Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020-9/15/2021	22,458,962
Northvolt AB	9/21/2020	17,142,426

Total Restricted Securities		$68,536,053

(Cost $58,705,430)† (0.83% of Net Assets)

	Baron Opportunity Fund

Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Rivian Automotive, Inc.	7/10/2020-1/19/2021	$28,192,950

Private Common Stocks
Space Exploration Technologies Corp.	3/25/2021	7,860,140

Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020	11,626,206

Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	5,363,146
Space Exploration Technologies Corp.	8/4/2020	10,631,851

Total Restricted Securities		$63,674,293

(Cost $37,284,574)† (5.04% of Net Assets)

	Baron Fifth Avenue Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Rivian Automotive, Inc.	1/19/2021	$3,785,612

Private Common Stocks
Space Exploration Technologies Corp.	3/25/2021-12/3/2021	3,075,507

Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	2,677,756

Total Restricted Securities		$9,538,875

(Cost $9,012,078)† (1.66% of Net Assets)

†	See Statements of Net Assets for cost of individual securities.

Baron Funds	March 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of March 31, 2022 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$5,233,275,867	$—	$—	$5,233,275,867
Private Common Stocks	—	—	38,285,543	38,285,543
Private Preferred Stocks	—	—	55,285,163	55,285,163
Short Term Investments	—	35,076,597	—	35,076,597

Total Investments	$5,233,275,867	$35,076,597	$93,570,706	$5,361,923,170

	Baron Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$8,123,796,885	$56,678,698	$28,934,665	$8,209,410,248
Private Convertible Preferred Stocks†	—	—	39,601,388	39,601,388
Warrants	289,545	—	—	289,545

Total Investments	$8,124,086,430	$56,678,698	$68,536,053	$8,249,301,181

	Baron Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,391,567,621	$53,092,051	$—	$4,444,659,672
Short Term Investments†	—	172,809,966	—	172,809,966

Total Investments	$4,391,567,621	$225,902,017	$—	$4,617,469,638

†	See Statements of Net Assets for additional detailed categorizations.

March 31, 2022	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Opportunity Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,176,337,664	$9,987,139	$28,192,950	$1,214,517,753
Private Common Stocks	—	—	7,860,140	7,860,140
Private Convertible Preferred Stocks	—	—	11,626,206	11,626,206
Private Preferred Stocks†	—	—	15,994,997	15,994,997
Short Term Investments	—	15,562,709	—	15,562,709

Total Investments	$1,176,337,664	$25,549,848	$63,674,293	$1,265,561,805

	Baron Fifth Avenue Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$552,276,081	$12,315,952	$3,785,612	$568,377,645
Private Common Stocks	—	—	3,075,507	3,075,507
Private Preferred Stocks	—	—	2,677,756	2,677,756

Total Investments	$552,276,081	$12,315,952	$9,538,875	$574,130,908

	Baron Discovery Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,463,886,597	$44,672,913	$—	$1,508,559,510
Short Term Investments	—	31,429,907	—	31,429,907

Total Investments	$1,463,886,597	$76,102,820	$—	$1,539,989,417

	Baron Durable Advantage Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$45,073,020	$—	$—	$45,073,020
Short Term Investments	—	2,625,141	—	2,625,141

Total Investments	$45,073,020	$2,625,141	$—	$47,698,161

†	See Statements of Net Assets for additional detailed categorizations.

Baron Funds	March 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund

Investments in Securities	Balance as of September 30, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2022
Private Common Stocks
Consumer Discretionary	$—	$—	$—	$(11,714,498)	$50,000,041	$—	$—	$—	$38,285,543	$(11,714,498)

Private Preferred Stock
Industrials	39,979,078	—	—	15,306,085	—	—	—	—	55,285,163	15,306,085

Total	$39,979,078	$—	$—	$3,591,587	$50,000,041	$—	$—	$—	$93,570,706	$3,591,587

Unfunded Commitments	$(346,731)	$—	$—	$346,731	$—	$—	$—	$—	$—	$—

	Baron Growth Fund

Investments in Securities	Balance as of September 30, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2022
Common Stocks
Industrials	$27,018,900	$—	$—	$1,915,765	$—	$—	$—	$—	$28,934,665	$1,915,765
Materials	4,979,259	—	(4,875,825)	4,370,741	—	(4,474,175)	—	—	—	—
Private Convertible Preferred Stocks
Industrials	16,346,194	—	—	796,232	—	—	—	—	17,142,426	796,232
Materials	24,842,016	—	—	(2,383,054)	—	—	—	—	22,458,962	(2,383,054)

Total	$73,186,369	$—	$(4,875,825)	$4,699,684	$—	$(4,474,175)	$—	$—	$68,536,053	$328,943

Unfunded Commitments	$(746,100)	$—	$—	$746,100	$—	$—	$—	$—	$—	$—

	Baron Small Cap Fund

Investments in Securities	Balance as of September 30, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2022
Common Stocks
Information Technology[1]	$20,547,165	$—	$—	$660,377	$—	$—	$—	$(21,207,542)	$—	$—

[1]	E2 Open, Inc. restriction on resale was lifted on October 12, 2021.

March 31, 2022	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Opportunity Fund

Investments in Securities	Balance as of September 30, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2022
Common Stock
Consumer Discretionary[1]	$—	$—	$—	$(13,162,773)	$—	$—	$41,355,723	$—	$28,192,950	$6,327,030
Private Common Stocks
Industrials	4,942,480	—	—	1,917,500	1,000,160	—	—	—	7,860,140	1,917,500
Private Convertible Preferred Stocks
Consumer Discretionary[1]	21,865,920	—	—	19,489,803	—	—	—	(41,355,723)	—	—
Materials	12,869,756	—	—	(1,243,550)	—	—	—	—	11,626,206	(1,243,550)
Private Preferred Stocks
Industrials	14,167,370	—	—	1,827,627	—	—	—	—	15,994,997	1,827,627

Total	$53,845,526	$—	$—	$8,828,607	$1,000,160	$—	$41,355,723	$(41,355,723)	$63,674,293	$8,828,607

Unfunded Commitments	$(299,342)	$—	$—	$299,342	$—	$—	$—	$—	$—	$—

	Baron Fifth Avenue Growth Fund

Investments in Securities	Balance as of September 30, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2022
Common Stocks
Consumer Discretionary[1]	$—	$—	$—	$(1,767,432)	$—	$—	$5,553,044	$—	$3,785,612	$825,508

Private Common Stocks
Industrials	1,482,536	—	—	592,811	1,000,160	—	—	—	3,075,507	592,811

Private Convertible Preferred Stocks
Consumer Discretionary[1]	2,960,104	—	—	2,592,940	—	—	—	(5,553,044)	—	—

Private Preferred Stocks
Industrials	3,234,900	—	—	(557,144)	—	—	—	—	2,677,756	(557,144)

Total	$7,677,540	$—	$—	$861,175	$1,000,160	$—	$5,553,044	$(5,553,044)	$9,538,875	$861,175

	Baron Discovery Fund

Investments in Securities	Balance as of September 30, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2022
Common Stocks
Industrials	$5,057,465	$—	$1,519,673	$1,125,255	$—	$(7,702,393)	$—	$—	$—	$—

Unfunded Commitments	$(170,095)	$—	$—	$170,095	$—	$—	$—	$—	$—	$—

[1]	Rivian Automotive, Series E and F Private Preferred Stock converted into Common Stock on November 9, 2021.

Baron Funds	March 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of March 31, 2022 were as follows:

Baron Asset Fund

Sector	Company	Fair Value as of March 31, 2022	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2022	Range used on March 31, 2022
Private Common Stocks: Consumer Discretionary	StubHub Holdings, Inc.	$38,285,543	Combination of recent transaction, current value via comparable companies, option-pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	(2.33)%	(7.64)% - 0.88%
				Discount for lack of marketability	10.41%	9.71% - 12.53%
				Estimated volatility of the returns of equity[1]	48.39%	35.54% - 61.92%
				Scenario Probabilities: Scenario A / Scenario B / Scenario C2	90% / 9% / 1%	1% - 90%
Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$55,285,163	Combination of recent transaction, current value via comparable companies, and option-pricing methods	Change in the composite equity index of comparable companies	(0.61)%	(1.75)% - 1.13%
				Discount for lack of marketability	3.73%	3.73%
				Estimated volatility of the returns of equity[3]	32.62%	18.32% - 43.21%

Baron Opportunity Fund

Sector	Company	Fair Value as of March 31, 2022	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2022	Range used on March 31, 2022
Common Stocks: Consumer Discretionary	Rivian Automotive, Inc.	$28,192,950	Discount for lack of marketability calculated using option pricing	Discount for lack of marketability	7.45%	7.45%
				Estimated volatility of the returns of equity[4]	98.84%	98.84%
Private Common Stocks and Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$18,491,991	Combination of recent transaction, current value via comparable companies, and option-pricing methods	Change in the composite equity index of comparable companies	(0.61)%	(1.75)% - 1.13%
				Discount for lack of marketability	3.73%	3.73%
				Estimated volatility of the returns of equity[3]	32.62%	18.32% - 43.21%
Private Convertible Preferred Stocks: Materials	Farmers Business Network, Inc.	$11,626,206	Combination of recent transaction, current value via comparable companies, option- pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	(2.65)%	(8.80)% - 1.89%
				Discount for lack of marketability	8.32%	8.32%
				Estimated volatility of the returns of equity[3]	42.93%	21.75% - 79.64%
				Scenario Probabilities: Scenario A / Scenario B2	90% / 10%	10% - 90%
Private Preferred Stocks: Industrials	GM Cruise Holdings	$5,363,146	Combination of recent transaction, current value via comparable companies, option- pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	(2.25)%	(6.23)% - (0.65)%
				Discount for lack of marketability	9.21%	9.21%
				Estimated volatility of the returns of equity[1]	30.12%	23.65% - 55.91%
				Scenario Probabilities: Scenario A / Scenario B2	70% / 30%	30% - 70%

See footnotes on page 45.

March 31, 2022	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

Baron Fifth Avenue Growth Fund

Sector	Company	Fair Value as of March 31, 2022	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2022	Range used on March 31, 2022
Common Stocks: Consumer Discretionary	Rivian Automotive, Inc.	$3,785,612	Discount for lack of marketability calculated using option pricing	Discount for lack of marketability	7.45%	7.45%
				Estimated volatility of the returns of equity[4]	98.84%	98.84%
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$3,075,507	Combination of recent transaction, current value via comparable companies, and option- pricing methods	Change in the composite equity index of comparable companies	(0.61)%	(1.75)% - 1.13%
				Discount for lack of marketability	3.73%	3.73%
				Estimated volatility of the returns of equity[3]	32.62%	18.32% - 43.21%
Private Preferred Stocks: Industrials	GM Cruise Holdings	$2,677,756	Combination of recent transaction, current value via comparable companies, option- pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	(2.25)%	(6.23)% - (0.65)%
				Discount for lack of marketability	9.21%	9.21%
				Estimated volatility of the returns of equity[1]	30.12%	23.65% - 55.91%
				Scenario Probabilities: Scenario A / Scenario B2	70% / 30%	30% - 70%

[1]	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.
[2]	Scenario A represents an IPO event, while Scenario B represents a Liquidation/M&A event.
[3]

The volatility was calculated as a weighted-average of the volatilities of two groups of comparable companies with different industry focus. Each group's volatility was calculated as the simple average volatilities of comparable companies in the group.

[4]	The volatility was calculated using the daily returns of the publicly traded stock of the company.

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) differ for financial statement and tax purposes due to differing treatments of net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, late-year loss deferral, post-October loss deferral, and wash sale loss deferral. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

As of March 31, 2022, the components of net assets on a tax basis were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Cost of investments	$1,717,971,854	$1,324,206,575	$2,111,646,223	$749,517,104	$365,522,398	$1,342,658,341	$40,494,752

Gross tax unrealized appreciation	3,751,527,172	6,933,852,896	2,588,436,197	556,482,832	253,315,041	353,665,183	7,620,849
Gross tax unrealized depreciation	(107,575,856)	(8,758,290)	(82,612,782)	(40,438,131)	(44,706,531)	(156,334,107)	(417,440)

Net tax unrealized appreciation (depreciation)	3,643,951,316	6,925,094,606	2,505,823,415	516,044,701	208,608,510	197,331,076	7,203,409
Net tax unrealized currency appreciation (depreciation)	—	(2,919)	(2,214)	—	—	(389)	—
Undistributed (accumulated) net investment income (loss)	(54,331,204)	(20,818,718)	(15,503,780)	(81,039,690)	(6,946,653)	(50,371,089)	(20,908)
Undistributed (accumulated) net realized gain (loss)	28,366,365	146,440,499	198,890,529	57,961,838	35,905,787	22,309,856	(1,211,899)
Paid-in capital	1,759,547,050	1,157,727,064	1,915,771,411	770,818,661	337,777,617	1,371,055,783	41,930,980

Net Assets	$5,377,533,527	$8,208,440,532	$4,604,979,361	$1,263,785,510	$575,345,261	$1,540,325,237	$47,901,582

Baron Funds	March 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

As of September 30, 2021, the Funds had no capital loss carryforwards.

The tax character of distributions paid during the six months ended March 31, 2022 and for the year ended September 30, 2021 was as follows:

	Six Months Ended March 31, 2022		Year Ended September 30, 2021

Fund	Ordinary[1]	Long Term Capital Gain	Ordinary[1]	Long Term Capital Gain
Baron Asset Fund	$—	$445,001,432	$—	$171,218,678
Baron Growth Fund	—	680,006,310	—	377,092,978
Baron Small Cap Fund	—	592,014,159	—	497,010,336
Baron Opportunity Fund	73,102,781	58,100,780	5,801,202	80,532,998
Baron Fifth Avenue Growth Fund	—	25,601,085	—	2,363,263
Baron Discovery Fund	42,802,747	28,304,510	—	37,003,177
Baron Durable Advantage Fund	—	157,862	13,454	22

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50% likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At March 31, 2022, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

9. OWNERSHIP CONCENTRATION

As of March 31, 2022, the officers, trustees, and portfolio managers owned, directly or indirectly, 11.30% of Baron Fifth Avenue Growth Fund and 17.13% of Baron Durable Advantage Fund. As a result of their ownership, these investors may be able to materially affect the outcome of matters presented to Baron Fifth Avenue Growth Fund and Baron Durable Advantage Fund shareholders.

10. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2021	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at March 31, 2022	Value at March 31, 2022	% of Net Assets at March 31, 2022
“Affiliated” Company as of March 31, 2022:
Choice Hotels International, Inc.	$379,110,000	$—	$—	$46,170,000	$—	$1,425,000	3,000,000	$425,280,000	5.18%
Iridium Communications Inc.	314,815,000	—	—	3,713,000	—	—	7,900,000	318,528,000	3.88%

	$693,925,000	$—	$—	$49,883,000	$—	$1,425,000		$743,808,000

BARON SMALL CAP FUND

Name of Issuer	Value at September 30, 2021	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at March 31, 2022	Value at March 31, 2022	% of Net Assets at March 31, 2022
No longer an “Affiliated” Company as of March 31, 2022:
Installed Building Products, Inc.	$160,725,000	$—	$17,429,598	$(35,460,052)	$8,338,400	$2,120,625	1,375,000	$116,173,750	2.52%

[1]

An “Affiliated” company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the six months ended March 31, 2022.

March 31, 2022	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited)

BARON ASSET FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios/Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)	Net assets (in millions), end of period ($)	Ratio of operating expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2022	120.59	(0.51)	(10.76)	(11.27)	0.00	(8.98)	(8.98)	100.34	(10.32)[2]	2,449.1	1.29	[3]	(0.93)[3]	3.11	[2]

Year Ended September 30,

2021	99.64	(1.16)	25.50	24.34	0.00	(3.39)	(3.39)	120.59	24.96	2,871.7	1.29	[4]	(1.02)	9.54

2020	82.28	(0.72)	19.58	18.86	0.00	(1.50)	(1.50)	99.64	23.22	2,498.6	1.31		(0.82)	9.28

2019	81.43	(0.56)	6.17	5.61	0.00	(4.76)	(4.76)	82.28	7.82	2,242.0	1.30		(0.73)	11.83

2018	70.87	(0.59)	16.09	15.50	0.00	(4.94)	(4.94)	81.43	23.11	2,259.7	1.30		(0.79)	9.87

2017	60.67	(0.48)	13.48	13.00	0.00	(2.80)	(2.80)	70.87	22.41	1,979.1	1.31		(0.75)	10.35

INSTITUTIONAL SHARES

Six Months Ended March 31,

2022	126.47	(0.39)	(11.35)	(11.74)	0.00	(8.98)	(8.98)	105.75	(10.21)[2]	2,755.0	1.03	[3]	(0.67)[3]	3.11	[2]

Year Ended September 30,

2021	104.08	(0.91)	26.69	25.78	0.00	(3.39)	(3.39)	126.47	25.29	3,108.2	1.03	[4]	(0.76)	9.54

2020	85.67	(0.52)	20.43	19.91	0.00	(1.50)	(1.50)	104.08	23.53	2,505.4	1.05		(0.57)	9.28

2019	84.36	(0.38)	6.45	6.07	0.00	(4.76)	(4.76)	85.67	8.11	1,979.7	1.05		(0.48)	11.83

2018	73.07	(0.41)	16.64	16.23	0.00	(4.94)	(4.94)	84.36	23.43	1,315.7	1.04		(0.53)	9.87

2017	62.30	(0.33)	13.90	13.57	0.00	(2.80)	(2.80)	73.07	22.76	1,021.0	1.04		(0.50)	10.35

R6 SHARES

Six Months Ended March 31,

2022	126.45	(0.39)	(11.36)	(11.75)	0.00	(8.98)	(8.98)	105.72	(10.21)[2]	173.4	1.03	[3]	(0.67)[3]	3.11	[2]

Year Ended September 30,

2021	104.07	(0.91)	26.68	25.77	0.00	(3.39)	(3.39)	126.45	25.28	185.8	1.04	[4]	(0.76)	9.54

2020	85.65	(0.52)	20.44	19.92	0.00	(1.50)	(1.50)	104.07	23.55	147.3	1.05		(0.57)	9.28

2019	84.35	(0.38)	6.44	6.06	0.00	(4.76)	(4.76)	85.65	8.09	109.0	1.05		(0.47)	11.83

2018	73.06	(0.41)	16.64	16.23	0.00	(4.94)	(4.94)	84.35	23.43	73.5	1.04		(0.54)	9.87

2017	62.30	(0.34)	13.90	13.56	0.00	(2.80)	(2.80)	73.06	22.74	22.5	1.04		(0.51)	10.35

[1]	Based on average shares outstanding.
[2]	Not Annualized.
[3]	Annualized.
[4]	Interest expense rounds to less than 0.01%.

See Notes to Financial Statements.	47

Baron Funds	March 31, 2022

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON GROWTH FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios/Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Net assets (in millions), end of period ($)	Ratio of operating expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2022	117.64	(0.12)	(7.95)	(8.07)	0.00	(8.97)	(8.97)	100.60	(7.77)[3]		2,661.3	1.29	[2,4]	(0.23)[4]	0.17	[3]

Year Ended September 30,

2021	90.65	(0.81)	32.65	31.84	0.00	(4.85)	(4.85)	117.64	36.19	[7]	3,041.4	1.29	[2]	(0.75)	1.37

2020	78.95	(0.35)	15.10	14.75	0.00	(3.05)	(3.05)	90.65	19.08		2,535.3	1.30	[2]	(0.44)	1.63

2019	80.68	(0.16)	3.56	3.40	0.00	(5.13)	(5.13)	78.95	5.09		2,507.0	1.29	[2]	(0.21)	1.93

2018	71.77	(0.17)	16.98	16.81	0.00	(7.90)	(7.90)	80.68	25.55		2,747.8	1.29	[2]	(0.24)	2.92

2017	67.13	(0.16)	12.44	12.28	0.00	(7.64)	(7.64)	71.77	20.47		2,666.6	1.30	[2]	(0.25)	3.32

INSTITUTIONAL SHARES

Six Months Ended March 31,

2022	122.73	0.02	(8.35)	(8.33)	0.00	(8.97)	(8.97)	105.43	(7.65)[3]		5,338.0	1.03	[2,4]	0.03 [4]	0.17	[3]

Year Ended September 30,

2021	94.15	(0.56)	33.39	33.43	0.00	(4.85)	(4.85)	122.73	36.55	[7]	5,934.8	1.03	[2]	(0.50)	1.37

2020	81.69	(0.16)	15.67	15.51	0.00	(3.05)	(3.05)	94.15	19.38		4,608.4	1.04	[2]	(0.20)	1.63

2019	83.09	0.03	3.70	3.73	0.00	(5.13)	(5.13)	81.69	5.36		4,150.9	1.04	[2]	0.03	1.93

2018	73.52	0.01	17.46	17.47	0.00	(7.90)	(7.90)	83.09	25.86		4,134.2	1.03	[2]	0.01	2.92

2017	68.42	0.00 [5]	12.74	12.74	0.00	(7.64)	(7.64)	73.52	20.79		3,433.5	1.04	[2]	0.00 [6]	3.32

R6 SHARES

Six Months Ended March 31,

2022	122.75	0.02	(8.36)	(8.34)	0.00	(8.97)	(8.97)	105.44	(7.66)[3]		209.1	1.03	[2,4]	0.03 [4]	0.17	[3]

Year Ended September 30,

2021	94.16	(0.56)	34.00	33.44	0.00	(4.85)	(4.85)	122.75	36.56	[7]	225.8	1.03	[2]	(0.50)	1.37

2020	81.70	(0.17)	15.68	15.51	0.00	(3.05)	(3.05)	94.16	19.38		167.8	1.04	[2]	(0.20)	1.63

2019	83.10	0.00 [5]	3.73	3.73	0.00	(5.13)	(5.13)	81.70	5.36		131.6	1.04	[2]	0.00 [6]	1.93

2018	73.52	(0.00)[5]	17.48	17.48	0.00	(7.90)	(7.90)	83.10	25.88		107.4	1.04	[2]	(0.00)[6]	2.92

2017	68.42	(0.11)	12.85	12.74	0.00	(7.64)	(7.64)	73.52	20.79		12.5	1.05	[2]	(0.15)	3.32

[1]	Based on average shares outstanding.
[2]	Interest expense rounds to less than 0.01%.
[3]	Not Annualized.
[4]	Annualized.
[5]	Less than $0.01 per share.
[6]	Less than 0.01%.
[7]

The Adviser made a voluntary payment to the Fund in the amount of $739,525 to compensate the Fund for a loss incurred due to a valuation error. The impact of this payment increased the Fund’s total return by 0.01%.

48	See Notes to Financial Statements.

March 31, 2022	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON SMALL CAP FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios/Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)	Net assets (in millions), end of period ($)	Ratio of operating expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2022	40.67	(0.14)	(3.92)	(4.06)	0.00	(4.72)	(4.72)	31.89	(11.83)[2]	1,537.8	1.29	[3]	(0.77)[3]	4.52	[2]

Year Ended September 30,

2021	35.06	(0.16)	9.89	9.73	0.00	(4.12)	(4.12)	40.67	29.77	1,829.5	1.29		(0.40)	15.70

2020	29.44	(0.29)	8.73	8.44	0.00	(2.82)	(2.82)	35.06	30.60	1,511.3	1.31		(0.98)	16.93

2019	33.68	(0.27)	(1.36)	(1.63)	0.00	(2.61)	(2.61)	29.44	(4.17)	1,451.9	1.31		(0.95)	13.44

2018	30.64	(0.32)	7.21	6.89	0.00	(3.85)	(3.85)	33.68	25.00	1,831.3	1.30		(1.05)	14.19

2017	30.59	(0.04)	5.77	5.73	0.00	(5.68)	(5.68)	30.64	22.45	1,730.3	1.31	[4]	(0.15)	28.95

INSTITUTIONAL SHARES

Six Months Ended March 31,

2022	43.12	(0.09)	(4.22)	(4.31)	0.00	(4.72)	(4.72)	34.09	(11.73)[2]	2,821.1	1.04	[3]	(0.45)[3]	4.52	[2]

Year Ended September 30,

2021	36.86	(0.06)	10.44	10.38	0.00	(4.12)	(4.12)	43.12	30.11	3,214.2	1.03		(0.15)	15.70

2020	30.74	(0.23)	9.17	8.94	0.00	(2.82)	(2.82)	36.86	30.96	2,724.6	1.05		(0.74)	16.93

2019	34.95	(0.21)	(1.39)	(1.60)	0.00	(2.61)	(2.61)	30.74	(3.91)	2,267.3	1.05		(0.69)	13.44

2018	31.58	(0.25)	7.47	7.22	0.00	(3.85)	(3.85)	34.95	25.33	2,696.7	1.04		(0.79)	14.19

2017	31.29	0.02	5.95	5.97	0.00	(5.68)	(5.68)	31.58	22.76	2,404.6	1.05	[4]	0.06	28.95

R6 SHARES

Six Months Ended March 31,

2022	43.10	(0.08)	(4.22)	(4.30)	0.00	(4.72)	(4.72)	34.08	(11.71)[2]	246.1	1.04	[3]	(0.43)[3]	4.52	[2]

Year Ended September 30,

2021	36.85	(0.06)	10.43	10.37	0.00	(4.12)	(4.12)	43.10	30.09	272.8	1.04		(0.16)	15.70

2020	30.73	(0.23)	9.17	8.94	0.00	(2.82)	(2.82)	36.85	30.97	218.5	1.05		(0.74)	16.93

2019	34.94	(0.21)	(1.39)	(1.60)	0.00	(2.61)	(2.61)	30.73	(3.91)	161.9	1.05		(0.70)	13.44

2018	31.57	(0.26)	7.48	7.22	0.00	(3.85)	(3.85)	34.94	25.34	155.2	1.05		(0.82)	14.19

2017	31.29	(0.08)	6.04	5.96	0.00	(5.68)	(5.68)	31.57	22.72	101.8	1.06	[4]	(0.28)	28.95

[1]	Based on average shares outstanding.
[2]	Not Annualized
[3]	Annualized.
[4]	Interest expense rounds to less than 0.01%.

See Notes to Financial Statements.	49

Baron Funds	March 31, 2022

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON OPPORTUNITY FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios/Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)	Net assets (in millions), end of period ($)	Ratio of operating expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2022	43.49	(0.23)	(4.95)	(5.18)	0.00	(3.60)	(3.60)	34.71	(13.48)[3]	679.9	1.31	[2,4]	(1.18)[4]	16.23	[3]

Year Ended September 30,

2021	35.11	(0.49)	11.65	11.16	0.00	(2.78)	(2.78)	43.49	33.58	866.5	1.31	[2]	(1.19)	38.74

2020	21.53	(0.30)	15.56	15.26	0.00	(1.68)	(1.68)	35.11	75.25	644.9	1.34	[2]	(1.14)	42.52

2019	22.02	(0.22)	0.66	0.44	0.00	(0.93)	(0.93)	21.53	2.51	302.6	1.34	[2]	(1.07)	37.10

2018	18.53	(0.22)	6.36	6.14	0.00	(2.65)	(2.65)	22.02	37.41	363.6	1.37	[2]	(1.13)	23.97

2017	16.87	(0.20)	3.75	3.55	0.00	(1.89)	(1.89)	18.53	24.32	201.4	1.41	[2]	(1.18)	32.62

INSTITUTIONAL SHARES

Six Months Ended March 31,

2022	45.85	(0.19)	(5.26)	(5.45)	0.00	(3.60)	(3.60)	36.80	(13.37)[3]	552.1	1.05	[2,4]	(0.92)[4]	16.23	[3]

Year Ended September 30,

2021	36.79	(0.41)	12.25	11.84	0.00	(2.78)	(2.78)	45.85	33.91	711.4	1.05	[2]	(0.93)	38.74

2020	22.42	(0.25)	16.30	16.05	0.00	(1.68)	(1.68)	36.79	75.82	409.5	1.08	[2]	(0.88)	42.52

2019	22.83	(0.18)	0.70	0.52	0.00	(0.93)	(0.93)	22.42	2.78	94.4	1.09	[2]	(0.82)	37.10

2018	19.08	(0.18)	6.58	6.40	0.00	(2.65)	(2.65)	22.83	37.73	96.4	1.11	[2]	(0.88)	23.97

2017	17.27	(0.16)	3.86	3.70	0.00	(1.89)	(1.89)	19.08	24.65	51.7	1.14	[2]	(0.92)	32.62

R6 SHARES

Six Months Ended March 31,

2022	45.90	(0.19)	(5.26)	(5.45)	0.00	(3.60)	(3.60)	36.85	(13.35)[3]	31.8	1.05	[2,4]	(0.92)[4]	16.23	[3]

Year Ended September 30,

2021	36.82	(0.41)	12.27	11.86	0.00	(2.78)	(2.78)	45.90	33.94	36.1	1.05	[2]	(0.93)	38.74

2020	22.45	(0.24)	16.29	16.05	0.00	(1.68)	(1.68)	36.82	75.71	25.7	1.08	[2]	(0.87)	42.52

2019	22.86	(0.18)	0.70	0.52	0.00	(0.93)	(0.93)	22.45	2.78	14.5	1.08	[2]	(0.81)	37.10

2018	19.09	(0.17)	6.59	6.42	0.00	(2.65)	(2.65)	22.86	37.83	14.0	1.09	[2]	(0.82)	23.97

2017	17.28	(0.16)	3.86	3.70	0.00	(1.89)	(1.89)	19.09	24.64	1.0	1.12	[2]	(0.89)	32.62

[1]	Based on average shares outstanding.
[2]	Interest expense rounds to less than 0.01%.
[3]	Not Annualized.
[4]	Annualized.

50	See Notes to Financial Statements.

March 31, 2022	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON FIFTH AVENUE GROWTH FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios/Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Net assets (in millions), end of period ($)	Ratio of operating expenses to average net assets (%)		Less: Reimbursement of expenses by Adviser (%)	Ratio of net operating expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2022	55.33	(0.23)	(10.73)	(10.96)	0.00	(1.72)	(1.72)	42.65	(20.56)[2,4]		136.5	1.02	[3,5]	(0.02)[5]	1.00	[5]	(0.93)[5]	20.90	[4]

Year Ended September 30,

2021	46.62	(0.46)	9.35	8.89	0.00	(0.18)	(0.18)	55.33	19.13	[2]	187.8	1.02		(0.02)	1.00		(0.88)	15.87

2020	32.10	(0.26)	15.77	15.51	0.00	(0.99)	(0.99)	46.62	49.56	[2]	176.9	1.05		(0.05)	1.00		(0.70)	11.57

2019	31.02	0.07	1.01	1.08	0.00	0.00	0.00	32.10	3.48	[2]	115.5	1.06		(0.06)	1.00		0.23	21.24

2018	24.04	(0.17)	7.15	6.98	0.00	0.00	0.00	31.02	29.03	[2]	132.2	1.09		(0.08)	1.01		(0.61)	8.81

2017	19.35	(0.11)	4.80	4.69	0.00	0.00	0.00	24.04	24.24	[2]	87.5	1.12	[3]	(0.02)	1.10		(0.50)	13.94

INSTITUTIONAL SHARES

Six Months Ended March 31,

2022	56.82	(0.18)	(11.03)	(11.21)	0.00	(1.72)	(1.72)	43.89	(20.46)[4]		407.3	0.75	3.5	0.00	0.75	[5]	(0.68)[5]	20.90	[4]

Year Ended September 30,

2021	47.75	(0.34)	9.59	9.25	0.00	(0.18)	(0.18)	56.82	19.44	[2]	609.8	0.75		(0.00)[6]	0.75		(0.63)	15.87

2020	32.80	(0.17)	16.15	15.98	(0.04)	(0.99)	(1.03)	47.75	49.93	[2]	350.5	0.78		(0.03)	0.75		(0.45)	11.57

2019	31.62	0.17	1.01	1.18	0.00	0.00	0.00	32.80	3.73	[2]	170.4	0.80		(0.05)	0.75		0.56	21.24

2018	24.44	(0.10)	7.28	7.18	0.00	0.00	0.00	31.62	29.38	[2]	152.2	0.82		(0.06)	0.76		(0.36)	8.81

2017	19.62	(0.05)	4.87	4.82	0.00	0.00	0.00	24.44	24.57		89.5	0.84	[3]	0.00	0.84		(0.24)	13.94

R6 SHARES

Six Months Ended March 31,

2022	56.84	(0.18)	(11.03)	(11.21)	0.00	(1.72)	(1.72)	43.91	(20.45)[4]		31.5	0.75	3.5	0.00	0.75	[5]	(0.68)[5]	20.90	[4]

Year Ended September 30,

2021	47.76	(0.34)	9.60	9.26	0.00	(0.18)	(0.18)	56.84	19.45	[2]	39.6	0.75		(0.00)[6]	0.75		(0.63)	15.87

2020	32.81	(0.17)	16.15	15.98	(0.04)	(0.99)	(1.03)	47.76	49.92	[2]	33.1	0.78		(0.03)	0.75		(0.45)	11.57

2019	31.63	0.17	1.01	1.18	0.00	0.00	0.00	32.81	3.73	[2]	22.5	0.79		(0.04)	0.75		0.54	21.24

2018	24.45	(0.11)	7.29	7.18	0.00	0.00	0.00	31.63	29.37	[2]	21.4	0.80		(0.05)	0.75		(0.37)	8.81

2017	19.63	(0.06)	4.88	4.82	0.00	0.00	0.00	24.45	24.55		4.7	0.84	[3]	0.00	0.84		(0.27)	13.94

[1]	Based on average shares outstanding.
[2]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[3]	Interest expense rounds to less than 0.01%.
[4]	Not Annualized.
[5]	Annualized.
[6]	Less than 0.01%.

See Notes to Financial Statements.	51

Baron Funds	March 31, 2022

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON DISCOVERY FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios/Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Net assets (in millions), end of period ($)	Ratio of operating expenses to average net assets (%)		Less: Reimbursement of expenses by Adviser (%)	Ratio of net operating expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2022	36.93	(0.17)	(6.64)	(6.81)	0.00	(1.29)	(1.29)	28.83	(19.05)[3]		203.1	1.31	[4]	0.00	1.31	[4]	(1.07)[4]	22.11	[3]

Year Ended September 30,

2021	28.17	(0.43)	10.25	9.82	0.00	(1.06)	(1.06)	36.93	35.61		270.3	1.31		0.00	1.31		(1.20)	36.52

2020	19.41	(0.24)	9.03	8.79	0.00	(0.03)	(0.03)	28.17	45.33		165.2	1.35		0.00	1.35		(1.09)	43.36

2019	23.77	(0.22)	(2.64)	(2.86)	0.00	(1.50)	(1.50)	19.41	(11.93)[2]		122.7	1.36		(0.01)	1.35		(1.10)	55.94

2018	17.56	0.09	6.13	6.22	(0.01)	0.00	(0.01)	23.77	35.41	[2]	108.2	1.40	[5]	(0.05)	1.35		0.45	72.25

2017	13.40	(0.17)	4.33	4.16	0.00	0.00	0.00	17.56	31.04	[2]	131.2	1.47		(0.12)	1.35		(1.11)	40.97

INSTITUTIONAL SHARES

Six Months Ended March 31,

2022	37.68	(0.13)	(6.78)	(6.91)	0.00	(1.29)	(1.29)	29.48	(18.94)[3]		1,285.5	1.05	[4]	0.00	1.05	[4]	(0.81)[4]	22.11	[3]

Year Ended September 30,

2021	28.65	(0.35)	10.44	10.09	0.00	(1.06)	(1.06)	37.68	35.97		1,721.2	1.05		0.00	1.05		(0.94)	36.52

2020	19.68	(0.19)	9.19	9.00	0.00	(0.03)	(0.03)	28.65	45.77		759.2	1.08		0.00	1.08		(0.82)	43.36

2019	24.03	(0.18)	(2.67)	(2.85)	0.00	(1.50)	(1.50)	19.68	(11.75)		409.4	1.10		0.00	1.10		(0.88)	55.94

2018	17.74	0.01	6.32	6.33	(0.04)	0.00	(0.04)	24.03	35.74	[2]	280.2	1.12	[5]	(0.02)	1.10		0.05	72.25

2017	13.50	(0.13)	4.37	4.24	0.00	0.00	0.00	17.74	31.41	[2]	113.6	1.23		(0.13)	1.10		(0.85)	40.97

R6 SHARES

Six Months Ended March 31,

2022	37.68	(0.13)	(6.78)	(6.91)	0.00	(1.29)	(1.29)	29.48	(18.94)[3]		51.7	1.06	[4]	0.00 [4]	1.06	[4]	(0.82)[4]	22.11	[3]

Year Ended September 30,

2021	28.65	(0.35)	10.44	10.09	0.00	(1.06)	(1.06)	37.68	35.97		38.1	1.05		0.00	1.05		(0.94)	36.52

2020	19.68	(0.19)	9.19	9.00	0.00	(0.03)	(0.03)	28.65	45.77		15.3	1.08		0.00	1.08		(0.83)	43.36

2019	24.03	(0.18)	(2.67)	(2.85)	0.00	(1.50)	(1.50)	19.68	(11.75)		6.8	1.09		0.00	1.09		(0.88)	55.94

2018	17.74	0.03	6.30	6.33	(0.04)	0.00	(0.04)	24.03	35.75	[2]	5.6	1.10	[5]	(0.01)	1.09		0.15	72.25

2017	13.50	(0.12)	4.36	4.24	0.00	0.00	0.00	17.74	31.41	[2]	3.2	1.22		(0.13)	1.09		(0.79)	40.97

[1]	Based on average shares outstanding.
[2]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[3]	Not Annualized.
[4]	Annualized.
[5]	Interest expense rounds to less than 0.01%.

52	See Notes to Financial Statements.

March 31, 2022	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON DURABLE ADVANTAGE FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios/Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investment ($)	Total from investment operations ($)	From net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Net assets (in millions), end of period ($)	Ratio of operating expenses to average net assets (%)		Less: Reimbursement of expenses by Adviser (%)	Ratio of net operating expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2022	18.47	(0.02)	(0.06)	(0.08)	0.00	(0.06)	(0.06)	18.33	(0.46)[3,4]		11.5	1.49	[5]	(0.54)[5]	0.95	[5]	(0.20)[5]		18.73	[4]

Year Ended September 30,

2021	14.47	(0.05)	4.06	4.01	(0.01)	0.00	(0.01)	18.47	27.70	[3]	9.8	1.91		(0.96)	0.95		(0.29)		10.58

2020	11.77	(0.00)[2]	2.72	2.72	(0.02)	0.00	(0.02)	14.47	23.10	[3]	4.0	2.80		(1.85)	0.95		(0.01)		16.55

2019	10.74	0.03	1.03	1.06	(0.03)	0.00	(0.03)	11.77	9.97	[3]	1.9	6.22		(5.27)	0.95		0.25		13.23

2018[6]	10.00	0.01	0.73	0.74	0.00	0.00	0.00	10.74	7.40	[3,4]	0.6	7.45	[5]	(6.50)[5]	0.95	[5]	0.19	[5]	5.85	[4]

INSTITUTIONAL SHARES

Six Months Ended March 31,

2022	18.63	0.01	(0.07)	(0.06)	0.00	(0.06)	(0.06)	18.51	(0.35)[3,4]		32.1	1.10	[5]	(0.40)[5]	0.70	[5]	0.07	[5]	18.73	[4]

Year Ended September 30,

2021	14.56	(0.01)	4.09	4.08	(0.01)	0.00	(0.01)	18.63	28.01	[3]	27.1	1.48		(0.78)	0.70		(0.05)		10.58

2020	11.82	0.03	2.73	2.76	(0.02)	0.00	(0.02)	14.56	23.34	[3]	8.0	2.40		(1.70)	0.70		0.22		16.55

2019	10.76	0.06	1.03	1.09	(0.03)	0.00	(0.03)	11.82	10.23	[3]	4.7	4.91		(4.21)	0.70		0.52		13.23

2018[6]	10.00	0.04	0.72	0.76	0.00	0.00	0.00	10.76	7.60	[3,4]	3.0	5.71	[5]	(5.01)[5]	0.70	[5]	0.46	[5]	5.85	[4]

R6 SHARES

Six Months Ended March 31,

2022	18.63	0.00 [2]	(0.06)	(0.06)	0.00	(0.06)	(0.06)	18.51	(0.35)[3,4]		4.3	1.08	[5]	(0.38)[5]	0.70	[5]	0.05	[5]	18.73	[4]

Year Ended September 30,

2021	14.56	(0.01)	4.09	4.08	(0.01)	0.00	(0.01)	18.63	28.01	[3]	4.3	1.47		(0.77)	0.70		(0.04)		10.58

2020	11.82	0.03	2.73	2.76	(0.02)	0.00	(0.02)	14.56	23.34	[3]	2.5	1.93		(1.23)	0.70		0.23		16.55

2019	10.75	0.06	1.04	1.10	(0.03)	0.00	(0.03)	11.82	10.34	[3]	0.5	4.65		(3.95)	0.70		0.53		13.23

2018[6]	10.00	0.04	0.71	0.75	0.00	0.00	0.00	10.75	7.50	[3,4]	0.4	5.24	[5]	(4.54)[5]	0.70	[5]	0.46	[5]	5.85	[4]

[1]	Based on average shares outstanding.
[2]	Less than $0.01 per share.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Not Annualized.
[5]	Annualized.
[6]	For the period January 2, 2018 (commencement of operations) to September 30, 2018.

See Notes to Financial Statements.	53

Baron Funds	March 31, 2022

FUND EXPENSES (Unaudited)

As a shareholder of the Funds, you incur ongoing expenses. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The information in the following table is based on an investment of $1,000 invested on October 1, 2021 and held for the six months ended March 31, 2022.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 20221

	Actual Total Return	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022		Annualized Expense Ratio	Expenses Paid During the Period[2]
Baron Asset Fund — Retail Shares	(10.32)%	$1,000.00	$896.80		1.29%	$6.10
Baron Asset Fund — Institutional Shares	(10.21)%	$1,000.00	$897.90		1.03%	$4.87
Baron Asset Fund — R6 Shares	(10.21)%	$1,000.00	$897.90		1.03%	$4.87
Baron Growth Fund — Retail Shares	(7.77)%	$1,000.00	$922.30		1.29%	$6.18
Baron Growth Fund — Institutional Shares	(7.65)%	$1,000.00	$923.50		1.03%	$4.94
Baron Growth Fund — R6 Shares	(7.66)%	$1,000.00	$923.40		1.03%	$4.94
Baron Small Cap Fund — Retail Shares	(11.83)%	$1,000.00	$881.70		1.29%	$6.05
Baron Small Cap Fund — Institutional Shares	(11.73)%	$1,000.00	$882.70		1.04%	$4.88
Baron Small Cap Fund — R6 Shares	(11.71)%	$1,000.00	$882.90		1.04%	$4.88
Baron Opportunity Fund — Retail Shares	(13.48)%	$1,000.00	$865.20		1.31%	$6.09
Baron Opportunity Fund — Institutional Shares	(13.37)%	$1,000.00	$866.30		1.05%	$4.89
Baron Opportunity Fund — R6 Shares	(13.35)%	$1,000.00	$866.50		1.05%	$4.89
Baron Fifth Avenue Growth Fund — Retail Shares	(20.56)%	$1,000.00	$794.40	[3]	1.00%[4]	$4.47
Baron Fifth Avenue Growth Fund — Institutional Shares	(20.46)%	$1,000.00	$795.40		0.75%	$3.36
Baron Fifth Avenue Growth Fund — R6 Shares	(20.45)%	$1,000.00	$795.50		0.75%	$3.36
Baron Discovery Fund — Retail Shares	(19.05)%	$1,000.00	$809.50		1.31%	$5.91
Baron Discovery Fund — Institutional Shares	(18.94)%	$1,000.00	$810.60		1.05%	$4.74
Baron Discovery Fund — R6 Shares	(18.94)%	$1,000.00	$810.60		1.06%	$4.78
Baron Durable Advantage Fund — Retail Shares	(0.46)%	$1,000.00	$995.40	[3]	0.95%[4]	$4.73
Baron Durable Advantage Fund — Institutional Shares	(0.35)%	$1,000.00	$996.50	[3]	0.70%[4]	$3.48
Baron Durable Advantage Fund — R6 Shares	(0.35)%	$1,000.00	$996.50	[3]	0.70%[4]	$3.48

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.
[2]

Expenses are equal to each share class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[3]	Ending account value assumes the return earned after waiver and would have been lower if a portion of the expenses had not been waived.
[4]	Annualized expense ratios are adjusted to reflect fee waiver.

March 31, 2022	Baron Funds

FUND EXPENSES (Unaudited) (Continued)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2022

	Hypothetical Annualized Total Return	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022		Annualized Expense Ratio	Expenses Paid During the Period[2]
Baron Asset Fund — Retail Shares	5.00%	$1,000.00	$1,018.50		1.29%	$6.49
Baron Asset Fund — Institutional Shares	5.00%	$1,000.00	$1,019.80		1.03%	$5.19
Baron Asset Fund — R6 Shares	5.00%	$1,000.00	$1.019.80		1.03%	$5.19
Baron Growth Fund — Retail Shares	5.00%	$1,000.00	$1,018.50		1.29%	$6.49
Baron Growth Fund — Institutional Shares	5.00%	$1,000.00	$1,019.80		1.03%	$5.19
Baron Growth Fund — R6 Shares	5.00%	$1,000.00	$1,019.80		1.03%	$5.19
Baron Small Cap Fund — Retail Shares	5.00%	$1,000.00	$1,018.50		1.29%	$6.49
Baron Small Cap Fund — Institutional Shares	5.00%	$1,000.00	$1,019.75		1.04%	$5.24
Baron Small Cap Fund — R6 Shares	5.00%	$1,000.00	$1,019.75		1.04%	$5.24
Baron Opportunity Fund — Retail Shares	5.00%	$1,000.00	$1,018.40		1.31%	$6.59
Baron Opportunity Fund — Institutional Shares	5.00%	$1,000.00	$1,019.70		1.05%	$5.29
Baron Opportunity Fund — R6 Shares	5.00%	$1,000.00	$1,019.70		1.05%	$5.29
Baron Fifth Avenue Growth Fund — Retail Shares	5.00%	$1,000.00	$1,019.95	[3]	1.00%[4]	$5.04
Baron Fifth Avenue Growth Fund — Institutional Shares	5.00%	$1,000.00	$1,021.19		0.75%	$3.78
Baron Fifth Avenue Growth Fund — R6 Shares	5.00%	$1,000.00	$1,021.19		0.75%	$3.78
Baron Discovery Fund — Retail Shares	5.00%	$1,000.00	$1,018.40		1.31%	$6.59
Baron Discovery Fund — Institutional Shares	5.00%	$1,000.00	$1,019.70		1.05%	$5.29
Baron Discovery Fund — R6 Shares	5.00%	$1,000.00	$1,019.65		1.06%	$5.34
Baron Durable Advantage Fund — Retail Shares	5.00%	$1,000.00	$1,020.19	[3]	0.95%[4]	$4.78
Baron Durable Advantage Fund — Institutional Shares	5.00%	$1,000.00	$1,021.44	[3]	0.70%[4]	$3.53
Baron Durable Advantage Fund — R6 Shares	5.00%	$1,000.00	$1,021.44	[3]	0.70%[4]	$3.53

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.
[2]

Expenses are equal to each share class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[3]	Ending account value assumes the return earned after waiver and would have been lower if a portion of the expenses had not been waived.
[4]	Annualized expense ratios are adjusted to reflect fee waiver.

Privacy Notice

The Funds collect nonpublic personal information about you from the following sources:

∎	Information we receive from you on applications or other forms;
∎	Information about your transactions with us, our Adviser or others; and
∎	Information we receive from third parties, such as credit reporting agencies.

“Nonpublic personal information” is private information about you that we obtain in connection with providing a financial product or service to you.

We may share your name and address with other Baron Funds and the Adviser and its affiliates for the purpose of sending you information about our products that we believe may be of interest to you and informing you of our upcoming Baron Investment Conference and for sending required information.

We do not disclose any nonpublic personal information about our customers to anyone, except as permitted or required by law. Examples of permitted disclosures under the law include sharing with companies that work for us to provide you services, such as the Transfer Agent or mailing house. All such companies that act on our behalf are contractually obligated to keep the information that we provide to them confidential and to use the information only to provide the services that we have asked them to perform for you and us.

We restrict access to nonpublic information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

This privacy notice is also available at all times on the Baron Funds® website, www.BaronFunds.com or by calling 1-800-99BARON.

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767 Fifth Avenue, 49th Fl.

New York, NY 10153

1.800.99.BARON

212-583-2000

www.BaronFunds.com

MARCH 31

SEMITRUST 3/31/2022

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included herein under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(b) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON INVESTMENT FUNDS TRUST

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: May 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: May 31, 2022

By:	/s/ Peggy Wong
Peggy Wong
Treasurer and Chief Financial Officer

Date: May 31, 2022